UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of February

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

Columbia Global Value Fund

Class A | IEVAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$125	1.12%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the health care, consumer staples and real estate sectors buoyed Fund relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Cameco, a Canadian uranium miner; Youngone, a Korean outerwear company; and Paladin Energy, an Australian uranium miner, were top contributors to the Fund’s relative performance during the period. Not owning UnitedHealth Group, an American health insurer, also added to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the consumer discretionary sector and smaller weightings in the materials and industrials sectors detracted from relative Fund performance during the annual period.

Individual holdings | Fund underweights in Micron Technology, an American semiconductor company, and Oracle, an American technology company, were top detractors from the Fund’s relative performance during the period. An overweight in Boston Scientific, an American medical technology company, as well as positions in Mastercard, an American payments company and Primo Brands, an American-Canadian beverage company, also detracted from the Fund’s relative performance during the period.

Columbia Global Value Fund | Class A | ASR145_01_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Value Fund Class A (including sales charges) ($27,601)	MSCI World Index (Net) ($34,799)	MSCI World Value Index (Net) ($27,822)
02/16	$9,424	$10,000	$10,000
03/16	$10,054	$10,679	$10,685
04/16	$10,261	$10,848	$10,950
05/16	$10,297	$10,908	$10,969
06/16	$10,075	$10,786	$10,836
07/16	$10,357	$11,242	$11,241
08/16	$10,393	$11,251	$11,346
09/16	$10,498	$11,311	$11,376
10/16	$10,379	$11,092	$11,288
11/16	$10,653	$11,252	$11,601
12/16	$10,930	$11,521	$11,999
01/17	$11,004	$11,799	$12,159
02/17	$11,317	$12,126	$12,442
03/17	$11,452	$12,255	$12,508
04/17	$11,665	$12,437	$12,577
05/17	$11,914	$12,700	$12,687
06/17	$12,001	$12,749	$12,860
07/17	$12,353	$13,054	$13,150
08/17	$12,307	$13,072	$13,042
09/17	$12,666	$13,366	$13,436
10/17	$12,880	$13,618	$13,572
11/17	$13,188	$13,913	$13,855
12/17	$13,326	$14,102	$14,051
01/18	$13,991	$14,846	$14,650
02/18	$13,307	$14,231	$13,906
03/18	$13,103	$13,921	$13,602
04/18	$13,179	$14,081	$13,784
05/18	$13,141	$14,169	$13,595
06/18	$13,035	$14,162	$13,575
07/18	$13,521	$14,605	$14,072
08/18	$13,570	$14,785	$13,993
09/18	$13,713	$14,868	$14,125
10/18	$12,873	$13,776	$13,377
11/18	$13,127	$13,933	$13,594
12/18	$12,055	$12,873	$12,536
01/19	$12,980	$13,875	$13,437
02/19	$13,360	$14,292	$13,782
03/19	$13,422	$14,480	$13,811
04/19	$13,907	$14,993	$14,211
05/19	$13,072	$14,128	$13,317
06/19	$13,855	$15,059	$14,151
07/19	$13,758	$15,134	$14,127
08/19	$13,338	$14,824	$13,684
09/19	$13,786	$15,139	$14,222
10/19	$14,112	$15,525	$14,516
11/19	$14,557	$15,957	$14,811
12/19	$15,010	$16,435	$15,262
01/20	$14,694	$16,335	$14,815
02/20	$13,409	$14,954	$13,392
03/20	$11,126	$12,975	$11,147
04/20	$12,340	$14,393	$12,123
05/20	$12,908	$15,088	$12,462
06/20	$13,013	$15,487	$12,549
07/20	$13,274	$16,228	$12,868
08/20	$13,939	$17,312	$13,465
09/20	$13,366	$16,715	$13,034
10/20	$12,937	$16,202	$12,665
11/20	$14,950	$18,274	$14,566
12/20	$15,563	$19,049	$15,084
01/21	$15,340	$18,859	$14,932
02/21	$15,935	$19,343	$15,634
03/21	$17,022	$19,986	$16,527
04/21	$17,507	$20,916	$17,048
05/21	$18,091	$21,218	$17,549
06/21	$17,693	$21,534	$17,306
07/21	$17,772	$21,920	$17,411
08/21	$18,088	$22,465	$17,694
09/21	$17,423	$21,533	$17,160
10/21	$18,257	$22,752	$17,940
11/21	$17,529	$22,254	$17,260
12/21	$18,739	$23,205	$18,395
01/22	$18,462	$21,977	$18,163
02/22	$17,867	$21,421	$17,866
03/22	$18,156	$22,009	$18,275
04/22	$17,212	$20,181	$17,365
05/22	$17,476	$20,196	$17,725
06/22	$16,016	$18,446	$16,158
07/22	$16,769	$19,911	$16,896
08/22	$16,488	$19,079	$16,376
09/22	$15,190	$17,305	$14,987
10/22	$16,555	$18,548	$16,440
11/22	$17,741	$19,837	$17,629
12/22	$17,167	$18,995	$17,195
01/23	$18,020	$20,339	$17,998
02/23	$17,616	$19,850	$17,472
03/23	$17,592	$20,463	$17,353
04/23	$18,027	$20,822	$17,685
05/23	$17,231	$20,614	$16,873
06/23	$18,208	$21,861	$17,879
07/23	$18,656	$22,595	$18,566
08/23	$18,317	$22,056	$18,053
09/23	$17,574	$21,104	$17,543
10/23	$17,232	$20,492	$16,944
11/23	$18,334	$22,413	$18,195
12/23	$19,224	$23,513	$19,175
01/24	$19,432	$23,796	$19,224
02/24	$19,623	$24,804	$19,689
03/24	$20,545	$25,601	$20,611
04/24	$20,128	$24,651	$19,911
05/24	$20,897	$25,751	$20,543
06/24	$20,625	$26,275	$20,363
07/24	$21,062	$26,738	$21,335
08/24	$21,649	$27,445	$21,940
09/24	$21,817	$27,948	$22,312
10/24	$21,395	$27,393	$21,830
11/24	$22,425	$28,650	$22,670
12/24	$21,505	$27,903	$21,374
01/25	$22,316	$28,888	$22,337
02/25	$22,421	$28,680	$22,687
03/25	$21,921	$27,403	$22,403
04/25	$21,691	$27,647	$22,097
05/25	$22,645	$29,283	$22,773
06/25	$23,698	$30,547	$23,608
07/25	$24,291	$30,940	$23,708
08/25	$24,956	$31,747	$24,558
09/25	$25,166	$32,768	$24,984
10/25	$25,129	$33,424	$24,862
11/25	$25,888	$33,519	$25,387
12/25	$26,122	$33,789	$25,818
01/26	$27,134	$34,546	$27,030
02/26	$27,601	$34,799	$27,822
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	23.10	11.61	11.34
Class A (including sales charges)	15.99	10.29	10.69
MSCI World Index (Net)	21.33	12.46	13.28
MSCI World Value Index (Net)	22.63	12.22	10.77

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$885,794,888
Total number of portfolio holdings	84
Management services fees (represents 0.70% of Fund average net assets)	$5,788,406
Portfolio turnover for the reporting period	63%

Columbia Global Value Fund | Class A | ASR145_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Geographic Allocation

Table Summary
United States	72.6%
Japan	6.8%
Australia	3.1%
Switzerland	2.4%
United Kingdom	2.3%
France	2.2%
Hong Kong	1.7%
United Arab Emirates	1.5%
Greece	1.4%
Singapore	1.4%
Other	4.4%

Top Holdings

Table Summary
Alphabet, Inc., Class C	5.0%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Chase & Co.	3.8%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Citigroup, Inc.	2.5%
Walmart, Inc.	2.2%
BNP Paribas SA	2.2%
Hartford Insurance Group, Inc. (The)	2.1%

Equity Sector Allocation

Table Summary
Financials	24.7%
Communication Services	11.1%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.9%
Information Technology	8.8%
Consumer Staples	8.5%
Energy	7.2%
Utilities	4.2%
Real Estate	3.3%
Other	2.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Value Fund | Class A | ASR145_01_(04/26) |

Columbia Global Value Fund

Class C | REVCX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$208	1.87%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the health care, consumer staples and real estate sectors buoyed Fund relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Cameco, a Canadian uranium miner; Youngone, a Korean outerwear company; and Paladin Energy, an Australian uranium miner, were top contributors to the Fund’s relative performance during the period. Not owning UnitedHealth Group, an American health insurer, also added to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the consumer discretionary sector and smaller weightings in the materials and industrials sectors detracted from relative Fund performance during the annual period.

Individual holdings | Fund underweights in Micron Technology, an American semiconductor company, and Oracle, an American technology company, were top detractors from the Fund’s relative performance during the period. An overweight in Boston Scientific, an American medical technology company, as well as positions in Mastercard, an American payments company and Primo Brands, an American-Canadian beverage company, also detracted from the Fund’s relative performance during the period.

Columbia Global Value Fund | Class C | ASR145_04_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Value Fund Class C (including sales charges) ($27,191)	MSCI World Index (Net) ($34,799)	MSCI World Value Index (Net) ($27,822)
02/16	$10,000	$10,000	$10,000
03/16	$10,666	$10,679	$10,685
04/16	$10,879	$10,848	$10,950
05/16	$10,908	$10,908	$10,969
06/16	$10,668	$10,786	$10,836
07/16	$10,960	$11,242	$11,241
08/16	$10,989	$11,251	$11,346
09/16	$11,090	$11,311	$11,376
10/16	$10,963	$11,092	$11,288
11/16	$11,246	$11,252	$11,601
12/16	$11,539	$11,521	$11,999
01/17	$11,598	$11,799	$12,159
02/17	$11,932	$12,126	$12,442
03/17	$12,064	$12,255	$12,508
04/17	$12,270	$12,437	$12,577
05/17	$12,526	$12,700	$12,687
06/17	$12,615	$12,749	$12,860
07/17	$12,979	$13,054	$13,150
08/17	$12,920	$13,072	$13,042
09/17	$13,287	$13,366	$13,436
10/17	$13,504	$13,618	$13,572
11/17	$13,810	$13,913	$13,855
12/17	$13,950	$14,102	$14,051
01/18	$14,634	$14,846	$14,650
02/18	$13,920	$14,231	$13,906
03/18	$13,699	$13,921	$13,602
04/18	$13,768	$14,081	$13,784
05/18	$13,718	$14,169	$13,595
06/18	$13,590	$14,162	$13,575
07/18	$14,092	$14,605	$14,072
08/18	$14,133	$14,785	$13,993
09/18	$14,279	$14,868	$14,125
10/18	$13,395	$13,776	$13,377
11/18	$13,652	$13,933	$13,594
12/18	$12,524	$12,873	$12,536
01/19	$13,476	$13,875	$13,437
02/19	$13,866	$14,292	$13,782
03/19	$13,918	$14,480	$13,811
04/19	$14,417	$14,993	$14,211
05/19	$13,538	$14,128	$13,317
06/19	$14,345	$15,059	$14,151
07/19	$14,243	$15,134	$14,127
08/19	$13,791	$14,824	$13,684
09/19	$14,246	$15,139	$14,222
10/19	$14,564	$15,525	$14,516
11/19	$15,019	$15,957	$14,811
12/19	$15,476	$16,435	$15,262
01/20	$15,146	$16,335	$14,815
02/20	$13,812	$14,954	$13,392
03/20	$11,451	$12,975	$11,147
04/20	$12,695	$14,393	$12,123
05/20	$13,264	$15,088	$12,462
06/20	$13,374	$15,487	$12,549
07/20	$13,634	$16,228	$12,868
08/20	$14,302	$17,312	$13,465
09/20	$13,703	$16,715	$13,034
10/20	$13,257	$16,202	$12,665
11/20	$15,315	$18,274	$14,566
12/20	$15,939	$19,049	$15,084
01/21	$15,694	$18,859	$14,932
02/21	$16,300	$19,343	$15,634
03/21	$17,387	$19,986	$16,527
04/21	$17,877	$20,916	$17,048
05/21	$18,457	$21,218	$17,549
06/21	$18,051	$21,534	$17,306
07/21	$18,119	$21,920	$17,411
08/21	$18,419	$22,465	$17,694
09/21	$17,736	$21,533	$17,160
10/21	$18,586	$22,752	$17,940
11/21	$17,819	$22,254	$17,260
12/21	$19,034	$23,205	$18,395
01/22	$18,747	$21,977	$18,163
02/22	$18,132	$21,421	$17,866
03/22	$18,410	$22,009	$18,275
04/22	$17,435	$20,181	$17,365
05/22	$17,708	$20,196	$17,725
06/22	$16,224	$18,446	$16,158
07/22	$16,955	$19,911	$16,896
08/22	$16,666	$19,079	$16,376
09/22	$15,343	$17,305	$14,987
10/22	$16,717	$18,548	$16,440
11/22	$17,908	$19,837	$17,629
12/22	$17,315	$18,995	$17,195
01/23	$18,161	$20,339	$17,998
02/23	$17,746	$19,850	$17,472
03/23	$17,702	$20,463	$17,353
04/23	$18,133	$20,822	$17,685
05/23	$17,332	$20,614	$16,873
06/23	$18,300	$21,861	$17,879
07/23	$18,727	$22,595	$18,566
08/23	$18,379	$22,056	$18,053
09/23	$17,631	$21,104	$17,543
10/23	$17,266	$20,492	$16,944
11/23	$18,377	$22,413	$18,195
12/23	$19,236	$23,513	$19,175
01/24	$19,432	$23,796	$19,224
02/24	$19,627	$24,804	$19,689
03/24	$20,530	$25,601	$20,611
04/24	$20,089	$24,651	$19,911
05/24	$20,857	$25,751	$20,543
06/24	$20,574	$26,275	$20,363
07/24	$20,984	$26,738	$21,335
08/24	$21,548	$27,445	$21,940
09/24	$21,712	$27,948	$22,312
10/24	$21,283	$27,393	$21,830
11/24	$22,295	$28,650	$22,670
12/24	$21,351	$27,903	$21,374
01/25	$22,156	$28,888	$22,337
02/25	$22,246	$28,680	$22,687
03/25	$21,732	$27,403	$22,403
04/25	$21,482	$27,647	$22,097
05/25	$22,413	$29,283	$22,773
06/25	$23,455	$30,547	$23,608
07/25	$24,019	$30,940	$23,708
08/25	$24,674	$31,747	$24,558
09/25	$24,876	$32,768	$24,984
10/25	$24,803	$33,424	$24,862
11/25	$25,551	$33,519	$25,387
12/25	$25,756	$33,789	$25,818
01/26	$26,739	$34,546	$27,030
02/26	$27,191	$34,799	$27,822
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	22.23	10.78	10.52
Class C (including sales charges)	21.23	10.78	10.52
MSCI World Index (Net)	21.33	12.46	13.28
MSCI World Value Index (Net)	22.63	12.22	10.77

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$885,794,888
Total number of portfolio holdings	84
Management services fees (represents 0.70% of Fund average net assets)	$5,788,406
Portfolio turnover for the reporting period	63%

Columbia Global Value Fund | Class C | ASR145_04_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Geographic Allocation

Table Summary
United States	72.6%
Japan	6.8%
Australia	3.1%
Switzerland	2.4%
United Kingdom	2.3%
France	2.2%
Hong Kong	1.7%
United Arab Emirates	1.5%
Greece	1.4%
Singapore	1.4%
Other	4.4%

Top Holdings

Table Summary
Alphabet, Inc., Class C	5.0%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Chase & Co.	3.8%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Citigroup, Inc.	2.5%
Walmart, Inc.	2.2%
BNP Paribas SA	2.2%
Hartford Insurance Group, Inc. (The)	2.1%

Equity Sector Allocation

Table Summary
Financials	24.7%
Communication Services	11.1%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.9%
Information Technology	8.8%
Consumer Staples	8.5%
Energy	7.2%
Utilities	4.2%
Real Estate	3.3%
Other	2.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Value Fund | Class C | ASR145_04_(04/26) |

Columbia Global Value Fund

Class R | REVRX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$153	1.37%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the health care, consumer staples and real estate sectors buoyed Fund relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Cameco, a Canadian uranium miner; Youngone, a Korean outerwear company; and Paladin Energy, an Australian uranium miner, were top contributors to the Fund’s relative performance during the period. Not owning UnitedHealth Group, an American health insurer, also added to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the consumer discretionary sector and smaller weightings in the materials and industrials sectors detracted from relative Fund performance during the annual period.

Individual holdings | Fund underweights in Micron Technology, an American semiconductor company, and Oracle, an American technology company, were top detractors from the Fund’s relative performance during the period. An overweight in Boston Scientific, an American medical technology company, as well as positions in Mastercard, an American payments company and Primo Brands, an American-Canadian beverage company, also detracted from the Fund’s relative performance during the period.

Columbia Global Value Fund | Class R | ASR145_12_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Value Fund Class R ($28,574)	MSCI World Index (Net) ($34,799)	MSCI World Value Index (Net) ($27,822)
02/16	$10,000	$10,000	$10,000
03/16	$10,672	$10,679	$10,685
04/16	$10,883	$10,848	$10,950
05/16	$10,921	$10,908	$10,969
06/16	$10,678	$10,786	$10,836
07/16	$10,978	$11,242	$11,241
08/16	$11,016	$11,251	$11,346
09/16	$11,121	$11,311	$11,376
10/16	$10,995	$11,092	$11,288
11/16	$11,285	$11,252	$11,601
12/16	$11,582	$11,521	$11,999
01/17	$11,650	$11,799	$12,159
02/17	$11,982	$12,126	$12,442
03/17	$12,118	$12,255	$12,508
04/17	$12,334	$12,437	$12,577
05/17	$12,598	$12,700	$12,687
06/17	$12,693	$12,749	$12,860
07/17	$13,065	$13,054	$13,150
08/17	$13,007	$13,072	$13,042
09/17	$13,379	$13,366	$13,436
10/17	$13,606	$13,618	$13,572
11/17	$13,931	$13,913	$13,855
12/17	$14,079	$14,102	$14,051
01/18	$14,773	$14,846	$14,650
02/18	$14,049	$14,231	$13,906
03/18	$13,835	$13,921	$13,602
04/18	$13,914	$14,081	$13,784
05/18	$13,864	$14,169	$13,595
06/18	$13,744	$14,162	$13,575
07/18	$14,267	$14,605	$14,072
08/18	$14,309	$14,785	$13,993
09/18	$14,462	$14,868	$14,125
10/18	$13,575	$13,776	$13,377
11/18	$13,832	$13,933	$13,594
12/18	$12,700	$12,873	$12,536
01/19	$13,666	$13,875	$13,437
02/19	$14,068	$14,292	$13,782
03/19	$14,125	$14,480	$13,811
04/19	$14,637	$14,993	$14,211
05/19	$13,755	$14,128	$13,317
06/19	$14,573	$15,059	$14,151
07/19	$14,482	$15,134	$14,127
08/19	$14,027	$14,824	$13,684
09/19	$14,491	$15,139	$14,222
10/19	$14,834	$15,525	$14,516
11/19	$15,303	$15,957	$14,811
12/19	$15,771	$16,435	$15,262
01/20	$15,439	$16,335	$14,815
02/20	$14,084	$14,954	$13,392
03/20	$11,680	$12,975	$11,147
04/20	$12,959	$14,393	$12,123
05/20	$13,544	$15,088	$12,462
06/20	$13,659	$15,487	$12,549
07/20	$13,933	$16,228	$12,868
08/20	$14,633	$17,312	$13,465
09/20	$14,021	$16,715	$13,034
10/20	$13,570	$16,202	$12,665
11/20	$15,675	$18,274	$14,566
12/20	$16,324	$19,049	$15,084
01/21	$16,077	$18,859	$14,932
02/21	$16,702	$19,343	$15,634
03/21	$17,835	$19,986	$16,527
04/21	$18,344	$20,916	$17,048
05/21	$18,945	$21,218	$17,549
06/21	$18,531	$21,534	$17,306
07/21	$18,613	$21,920	$17,411
08/21	$18,945	$22,465	$17,694
09/21	$18,237	$21,533	$17,160
10/21	$19,113	$22,752	$17,940
11/21	$18,334	$22,254	$17,260
12/21	$19,607	$23,205	$18,395
01/22	$19,302	$21,977	$18,163
02/22	$18,692	$21,421	$17,866
03/22	$18,985	$22,009	$18,275
04/22	$17,981	$20,181	$17,365
05/22	$18,272	$20,196	$17,725
06/22	$16,744	$18,446	$16,158
07/22	$17,518	$19,911	$16,896
08/22	$17,224	$19,079	$16,376
09/22	$15,853	$17,305	$14,987
10/22	$17,283	$18,548	$16,440
11/22	$18,510	$19,837	$17,629
12/22	$17,929	$18,995	$17,195
01/23	$18,806	$20,339	$17,998
02/23	$18,368	$19,850	$17,472
03/23	$18,346	$20,463	$17,353
04/23	$18,802	$20,822	$17,685
05/23	$17,969	$20,614	$16,873
06/23	$18,980	$21,861	$17,879
07/23	$19,432	$22,595	$18,566
08/23	$19,077	$22,056	$18,053
09/23	$18,320	$21,104	$17,543
10/23	$17,947	$20,492	$16,944
11/23	$19,099	$22,413	$18,195
12/23	$20,001	$23,513	$19,175
01/24	$20,217	$23,796	$19,224
02/24	$20,417	$24,804	$19,689
03/24	$21,367	$25,601	$20,611
04/24	$20,932	$24,651	$19,911
05/24	$21,735	$25,751	$20,543
06/24	$21,455	$26,275	$20,363
07/24	$21,875	$26,738	$21,335
08/24	$22,488	$27,445	$21,940
09/24	$22,667	$27,948	$22,312
10/24	$22,227	$27,393	$21,830
11/24	$23,284	$28,650	$22,670
12/24	$22,327	$27,903	$21,374
01/25	$23,172	$28,888	$22,337
02/25	$23,264	$28,680	$22,687
03/25	$22,746	$27,403	$22,403
04/25	$22,488	$27,647	$22,097
05/25	$23,482	$29,283	$22,773
06/25	$24,565	$30,547	$23,608
07/25	$25,182	$30,940	$23,708
08/25	$25,874	$31,747	$24,558
09/25	$26,096	$32,768	$24,984
10/25	$26,039	$33,424	$24,862
11/25	$26,829	$33,519	$25,387
12/25	$27,056	$33,789	$25,818
01/26	$28,109	$34,546	$27,030
02/26	$28,574	$34,799	$27,822
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	22.82	11.34	11.07
MSCI World Index (Net)	21.33	12.46	13.28
MSCI World Value Index (Net)	22.63	12.22	10.77

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$885,794,888
Total number of portfolio holdings	84
Management services fees (represents 0.70% of Fund average net assets)	$5,788,406
Portfolio turnover for the reporting period	63%

Columbia Global Value Fund | Class R | ASR145_12_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Geographic Allocation

Table Summary
United States	72.6%
Japan	6.8%
Australia	3.1%
Switzerland	2.4%
United Kingdom	2.3%
France	2.2%
Hong Kong	1.7%
United Arab Emirates	1.5%
Greece	1.4%
Singapore	1.4%
Other	4.4%

Top Holdings

Table Summary
Alphabet, Inc., Class C	5.0%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Chase & Co.	3.8%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Citigroup, Inc.	2.5%
Walmart, Inc.	2.2%
BNP Paribas SA	2.2%
Hartford Insurance Group, Inc. (The)	2.1%

Equity Sector Allocation

Table Summary
Financials	24.7%
Communication Services	11.1%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.9%
Information Technology	8.8%
Consumer Staples	8.5%
Energy	7.2%
Utilities	4.2%
Real Estate	3.3%
Other	2.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Value Fund | Class R | ASR145_12_(04/26) |

Columbia Global Value Fund

Class S | CEVAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$97	0.87%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the health care, consumer staples and real estate sectors buoyed Fund relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Cameco, a Canadian uranium miner; Youngone, a Korean outerwear company; and Paladin Energy, an Australian uranium miner, were top contributors to the Fund’s relative performance during the period. Not owning UnitedHealth Group, an American health insurer, also added to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the consumer discretionary sector and smaller weightings in the materials and industrials sectors detracted from relative Fund performance during the annual period.

Individual holdings | Fund underweights in Micron Technology, an American semiconductor company, and Oracle, an American technology company, were top detractors from the Fund’s relative performance during the period. An overweight in Boston Scientific, an American medical technology company, as well as positions in Mastercard, an American payments company and Primo Brands, an American-Canadian beverage company, also detracted from the Fund’s relative performance during the period.

Columbia Global Value Fund | Class S | ASR145_16_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Value Fund Class S ($29,391)	MSCI World Index (Net) ($34,799)	MSCI World Value Index (Net) ($27,822)
02/16	$10,000	$10,000	$10,000
03/16	$10,668	$10,679	$10,685
04/16	$10,888	$10,848	$10,950
05/16	$10,926	$10,908	$10,969
06/16	$10,690	$10,786	$10,836
07/16	$10,989	$11,242	$11,241
08/16	$11,028	$11,251	$11,346
09/16	$11,139	$11,311	$11,376
10/16	$11,013	$11,092	$11,288
11/16	$11,304	$11,252	$11,601
12/16	$11,598	$11,521	$11,999
01/17	$11,676	$11,799	$12,159
02/17	$12,008	$12,126	$12,442
03/17	$12,151	$12,255	$12,508
04/17	$12,377	$12,437	$12,577
05/17	$12,642	$12,700	$12,687
06/17	$12,734	$12,749	$12,860
07/17	$13,108	$13,054	$13,150
08/17	$13,059	$13,072	$13,042
09/17	$13,440	$13,366	$13,436
10/17	$13,667	$13,618	$13,572
11/17	$13,993	$13,913	$13,855
12/17	$14,140	$14,102	$14,051
01/18	$14,846	$14,846	$14,650
02/18	$14,120	$14,231	$13,906
03/18	$13,904	$13,921	$13,602
04/18	$13,983	$14,081	$13,784
05/18	$13,944	$14,169	$13,595
06/18	$13,831	$14,162	$13,575
07/18	$14,347	$14,605	$14,072
08/18	$14,398	$14,785	$13,993
09/18	$14,551	$14,868	$14,125
10/18	$13,659	$13,776	$13,377
11/18	$13,929	$13,933	$13,594
12/18	$12,791	$12,873	$12,536
01/19	$13,773	$13,875	$13,437
02/19	$14,176	$14,292	$13,782
03/19	$14,242	$14,480	$13,811
04/19	$14,757	$14,993	$14,211
05/19	$13,870	$14,128	$13,317
06/19	$14,701	$15,059	$14,151
07/19	$14,599	$15,134	$14,127
08/19	$14,153	$14,824	$13,684
09/19	$14,628	$15,139	$14,222
10/19	$14,974	$15,525	$14,516
11/19	$15,446	$15,957	$14,811
12/19	$15,927	$16,435	$15,262
01/20	$15,592	$16,335	$14,815
02/20	$14,227	$14,954	$13,392
03/20	$11,805	$12,975	$11,147
04/20	$13,094	$14,393	$12,123
05/20	$13,696	$15,088	$12,462
06/20	$13,807	$15,487	$12,549
07/20	$14,084	$16,228	$12,868
08/20	$14,790	$17,312	$13,465
09/20	$14,182	$16,715	$13,034
10/20	$13,727	$16,202	$12,665
11/20	$15,863	$18,274	$14,566
12/20	$16,514	$19,049	$15,084
01/21	$16,277	$18,859	$14,932
02/21	$16,908	$19,343	$15,634
03/21	$18,062	$19,986	$16,527
04/21	$18,576	$20,916	$17,048
05/21	$19,195	$21,218	$17,549
06/21	$18,774	$21,534	$17,306
07/21	$18,858	$21,920	$17,411
08/21	$19,192	$22,465	$17,694
09/21	$18,487	$21,533	$17,160
10/21	$19,372	$22,752	$17,940
11/21	$18,600	$22,254	$17,260
12/21	$19,883	$23,205	$18,395
01/22	$19,589	$21,977	$18,163
02/22	$18,958	$21,421	$17,866
03/22	$19,265	$22,009	$18,275
04/22	$18,263	$20,181	$17,365
05/22	$18,543	$20,196	$17,725
06/22	$16,994	$18,446	$16,158
07/22	$17,793	$19,911	$16,896
08/22	$17,495	$19,079	$16,376
09/22	$16,118	$17,305	$14,987
10/22	$17,566	$18,548	$16,440
11/22	$18,825	$19,837	$17,629
12/22	$18,215	$18,995	$17,195
01/23	$19,121	$20,339	$17,998
02/23	$18,692	$19,850	$17,472
03/23	$18,666	$20,463	$17,353
04/23	$19,128	$20,822	$17,685
05/23	$18,284	$20,614	$16,873
06/23	$19,320	$21,861	$17,879
07/23	$19,796	$22,595	$18,566
08/23	$19,435	$22,056	$18,053
09/23	$18,647	$21,104	$17,543
10/23	$18,285	$20,492	$16,944
11/23	$19,454	$22,413	$18,195
12/23	$20,399	$23,513	$19,175
01/24	$20,618	$23,796	$19,224
02/24	$20,821	$24,804	$19,689
03/24	$21,800	$25,601	$20,611
04/24	$21,357	$24,651	$19,911
05/24	$22,174	$25,751	$20,543
06/24	$21,885	$26,275	$20,363
07/24	$22,348	$26,738	$21,335
08/24	$22,971	$27,445	$21,940
09/24	$23,150	$27,948	$22,312
10/24	$22,703	$27,393	$21,830
11/24	$23,793	$28,650	$22,670
12/24	$22,813	$27,903	$21,374
01/25	$23,689	$28,888	$22,337
02/25	$23,801	$28,680	$22,687
03/25	$23,285	$27,403	$22,403
04/25	$23,042	$27,647	$22,097
05/25	$24,052	$29,283	$22,773
06/25	$25,181	$30,547	$23,608
07/25	$25,810	$30,940	$23,708
08/25	$26,533	$31,747	$24,558
09/25	$26,771	$32,768	$24,984
10/25	$26,733	$33,424	$24,862
11/25	$27,557	$33,519	$25,387
12/25	$27,802	$33,789	$25,818
01/26	$28,875	$34,546	$27,030
02/26	$29,391	$34,799	$27,822
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	23.49	11.69	11.38
MSCI World Index (Net)	21.33	12.46	13.28
MSCI World Value Index (Net)	22.63	12.22	10.77
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$885,794,888
Total number of portfolio holdings	84
Management services fees (represents 0.70% of Fund average net assets)	$5,788,406
Portfolio turnover for the reporting period	63%

Columbia Global Value Fund | Class S | ASR145_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Geographic Allocation

Table Summary
United States	72.6%
Japan	6.8%
Australia	3.1%
Switzerland	2.4%
United Kingdom	2.3%
France	2.2%
Hong Kong	1.7%
United Arab Emirates	1.5%
Greece	1.4%
Singapore	1.4%
Other	4.4%

Top Holdings

Table Summary
Alphabet, Inc., Class C	5.0%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Chase & Co.	3.8%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Citigroup, Inc.	2.5%
Walmart, Inc.	2.2%
BNP Paribas SA	2.2%
Hartford Insurance Group, Inc. (The)	2.1%

Equity Sector Allocation

Table Summary
Financials	24.7%
Communication Services	11.1%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.9%
Information Technology	8.8%
Consumer Staples	8.5%
Energy	7.2%
Utilities	4.2%
Real Estate	3.3%
Other	2.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Value Fund | Class S | ASR145_16_(04/26) |

Columbia Global Value Fund

Institutional 2 Class | RSEYX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$91	0.81%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the health care, consumer staples and real estate sectors buoyed Fund relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Cameco, a Canadian uranium miner; Youngone, a Korean outerwear company; and Paladin Energy, an Australian uranium miner, were top contributors to the Fund’s relative performance during the period. Not owning UnitedHealth Group, an American health insurer, also added to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the consumer discretionary sector and smaller weightings in the materials and industrials sectors detracted from relative Fund performance during the annual period.

Individual holdings | Fund underweights in Micron Technology, an American semiconductor company, and Oracle, an American technology company, were top detractors from the Fund’s relative performance during the period. An overweight in Boston Scientific, an American medical technology company, as well as positions in Mastercard, an American payments company and Primo Brands, an American-Canadian beverage company, also detracted from the Fund’s relative performance during the period.

Columbia Global Value Fund | Institutional 2 Class | ASR145_15_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Value Fund Institutional 2 Class ($30,260)	MSCI World Index (Net) ($34,799)	MSCI World Value Index (Net) ($27,822)
02/16	$10,000	$10,000	$10,000
03/16	$10,678	$10,679	$10,685
04/16	$10,899	$10,848	$10,950
05/16	$10,937	$10,908	$10,969
06/16	$10,701	$10,786	$10,836
07/16	$11,001	$11,242	$11,241
08/16	$11,049	$11,251	$11,346
09/16	$11,162	$11,311	$11,376
10/16	$11,045	$11,092	$11,288
11/16	$11,346	$11,252	$11,601
12/16	$11,642	$11,521	$11,999
01/17	$11,721	$11,799	$12,159
02/17	$12,064	$12,126	$12,442
03/17	$12,210	$12,255	$12,508
04/17	$12,427	$12,437	$12,577
05/17	$12,703	$12,700	$12,687
06/17	$12,796	$12,749	$12,860
07/17	$13,182	$13,054	$13,150
08/17	$13,132	$13,072	$13,042
09/17	$13,517	$13,366	$13,436
10/17	$13,756	$13,618	$13,572
11/17	$14,084	$13,913	$13,855
12/17	$14,234	$14,102	$14,051
01/18	$14,945	$14,846	$14,650
02/18	$14,224	$14,231	$13,906
03/18	$14,007	$13,921	$13,602
04/18	$14,098	$14,081	$13,784
05/18	$14,057	$14,169	$13,595
06/18	$13,945	$14,162	$13,575
07/18	$14,476	$14,605	$14,072
08/18	$14,528	$14,785	$13,993
09/18	$14,684	$14,868	$14,125
10/18	$13,793	$13,776	$13,377
11/18	$14,066	$13,933	$13,594
12/18	$12,916	$12,873	$12,536
01/19	$13,908	$13,875	$13,437
02/19	$14,327	$14,292	$13,782
03/19	$14,393	$14,480	$13,811
04/19	$14,914	$14,993	$14,211
05/19	$14,028	$14,128	$13,317
06/19	$14,870	$15,059	$14,151
07/19	$14,777	$15,134	$14,127
08/19	$14,326	$14,824	$13,684
09/19	$14,808	$15,139	$14,222
10/19	$15,158	$15,525	$14,516
11/19	$15,647	$15,957	$14,811
12/19	$16,135	$16,435	$15,262
01/20	$15,795	$16,335	$14,815
02/20	$14,424	$14,954	$13,392
03/20	$11,970	$12,975	$11,147
04/20	$13,278	$14,393	$12,123
05/20	$13,889	$15,088	$12,462
06/20	$14,013	$15,487	$12,549
07/20	$14,295	$16,228	$12,868
08/20	$15,024	$17,312	$13,465
09/20	$14,405	$16,715	$13,034
10/20	$13,942	$16,202	$12,665
11/20	$16,127	$18,274	$14,566
12/20	$16,801	$19,049	$15,084
01/21	$16,547	$18,859	$14,932
02/21	$17,202	$19,343	$15,634
03/21	$18,389	$19,986	$16,527
04/21	$18,899	$20,916	$17,048
05/21	$19,544	$21,218	$17,549
06/21	$19,116	$21,534	$17,306
07/21	$19,216	$21,920	$17,411
08/21	$19,557	$22,465	$17,694
09/21	$18,839	$21,533	$17,160
10/21	$19,756	$22,752	$17,940
11/21	$18,968	$22,254	$17,260
12/21	$20,279	$23,205	$18,395
01/22	$19,994	$21,977	$18,163
02/22	$19,350	$21,421	$17,866
03/22	$19,664	$22,009	$18,275
04/22	$18,641	$20,181	$17,365
05/22	$18,942	$20,196	$17,725
06/22	$17,376	$18,446	$16,158
07/22	$18,177	$19,911	$16,896
08/22	$17,888	$19,079	$16,376
09/22	$16,478	$17,305	$14,987
10/22	$17,976	$18,548	$16,440
11/22	$19,265	$19,837	$17,629
12/22	$18,657	$18,995	$17,195
01/23	$19,567	$20,339	$17,998
02/23	$19,145	$19,850	$17,472
03/23	$19,119	$20,463	$17,353
04/23	$19,593	$20,822	$17,685
05/23	$18,743	$20,614	$16,873
06/23	$19,805	$21,861	$17,879
07/23	$20,293	$22,595	$18,566
08/23	$19,923	$22,056	$18,053
09/23	$19,129	$21,104	$17,543
10/23	$18,757	$20,492	$16,944
11/23	$19,975	$22,413	$18,195
12/23	$20,943	$23,513	$19,175
01/24	$21,169	$23,796	$19,224
02/24	$21,395	$24,804	$19,689
03/24	$22,399	$25,601	$20,611
04/24	$21,945	$24,651	$19,911
05/24	$22,802	$25,751	$20,543
06/24	$22,505	$26,275	$20,363
07/24	$22,981	$26,738	$21,335
08/24	$23,622	$27,445	$21,940
09/24	$23,823	$27,948	$22,312
10/24	$23,381	$27,393	$21,830
11/24	$24,488	$28,650	$22,670
12/24	$23,500	$27,903	$21,374
01/25	$24,387	$28,888	$22,337
02/25	$24,503	$28,680	$22,687
03/25	$23,974	$27,403	$22,403
04/25	$23,722	$27,647	$22,097
05/25	$24,766	$29,283	$22,773
06/25	$25,937	$30,547	$23,608
07/25	$26,587	$30,940	$23,708
08/25	$27,315	$31,747	$24,558
09/25	$27,566	$32,768	$24,984
10/25	$27,526	$33,424	$24,862
11/25	$28,378	$33,519	$25,387
12/25	$28,615	$33,789	$25,818
01/26	$29,747	$34,546	$27,030
02/26	$30,260	$34,799	$27,822
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	23.49	11.96	11.71
MSCI World Index (Net)	21.33	12.46	13.28
MSCI World Value Index (Net)	22.63	12.22	10.77

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$885,794,888
Total number of portfolio holdings	84
Management services fees (represents 0.70% of Fund average net assets)	$5,788,406
Portfolio turnover for the reporting period	63%

Columbia Global Value Fund | Institutional 2 Class | ASR145_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Geographic Allocation

Table Summary
United States	72.6%
Japan	6.8%
Australia	3.1%
Switzerland	2.4%
United Kingdom	2.3%
France	2.2%
Hong Kong	1.7%
United Arab Emirates	1.5%
Greece	1.4%
Singapore	1.4%
Other	4.4%

Top Holdings

Table Summary
Alphabet, Inc., Class C	5.0%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Chase & Co.	3.8%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Citigroup, Inc.	2.5%
Walmart, Inc.	2.2%
BNP Paribas SA	2.2%
Hartford Insurance Group, Inc. (The)	2.1%

Equity Sector Allocation

Table Summary
Financials	24.7%
Communication Services	11.1%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.9%
Information Technology	8.8%
Consumer Staples	8.5%
Energy	7.2%
Utilities	4.2%
Real Estate	3.3%
Other	2.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Value Fund | Institutional 2 Class | ASR145_15_(04/26) |

Columbia Global Value Fund

Institutional 3 Class | CEVYX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$86	0.77%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the health care, consumer staples and real estate sectors buoyed Fund relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Cameco, a Canadian uranium miner; Youngone, a Korean outerwear company; and Paladin Energy, an Australian uranium miner, were top contributors to the Fund’s relative performance during the period. Not owning UnitedHealth Group, an American health insurer, also added to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the consumer discretionary sector and smaller weightings in the materials and industrials sectors detracted from relative Fund performance during the annual period.

Individual holdings | Fund underweights in Micron Technology, an American semiconductor company, and Oracle, an American technology company, were top detractors from the Fund’s relative performance during the period. An overweight in Boston Scientific, an American medical technology company, as well as positions in Mastercard, an American payments company and Primo Brands, an American-Canadian beverage company, also detracted from the Fund’s relative performance during the period.

Columbia Global Value Fund | Institutional 3 Class | ASR145_17_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Value Fund Institutional 3 Class ($30,401)	MSCI World Index (Net) ($34,799)	MSCI World Value Index (Net) ($27,822)
02/16	$10,000	$10,000	$10,000
03/16	$10,676	$10,679	$10,685
04/16	$10,892	$10,848	$10,950
05/16	$10,941	$10,908	$10,969
06/16	$10,702	$10,786	$10,836
07/16	$10,999	$11,242	$11,241
08/16	$11,048	$11,251	$11,346
09/16	$11,155	$11,311	$11,376
10/16	$11,036	$11,092	$11,288
11/16	$11,344	$11,252	$11,601
12/16	$11,639	$11,521	$11,999
01/17	$11,720	$11,799	$12,159
02/17	$12,061	$12,126	$12,442
03/17	$12,211	$12,255	$12,508
04/17	$12,433	$12,437	$12,577
05/17	$12,706	$12,700	$12,687
06/17	$12,803	$12,749	$12,860
07/17	$13,188	$13,054	$13,150
08/17	$13,137	$13,072	$13,042
09/17	$13,513	$13,366	$13,436
10/17	$13,757	$13,618	$13,572
11/17	$14,084	$13,913	$13,855
12/17	$14,238	$14,102	$14,051
01/18	$14,957	$14,846	$14,650
02/18	$14,228	$14,231	$13,906
03/18	$14,018	$13,921	$13,602
04/18	$14,100	$14,081	$13,784
05/18	$14,070	$14,169	$13,595
06/18	$13,956	$14,162	$13,575
07/18	$14,480	$14,605	$14,072
08/18	$14,533	$14,785	$13,993
09/18	$14,694	$14,868	$14,125
10/18	$13,802	$13,776	$13,377
11/18	$14,070	$13,933	$13,594
12/18	$12,923	$12,873	$12,536
01/19	$13,919	$13,875	$13,437
02/19	$14,338	$14,292	$13,782
03/19	$14,408	$14,480	$13,811
04/19	$14,932	$14,993	$14,211
05/19	$14,044	$14,128	$13,317
06/19	$14,889	$15,059	$14,151
07/19	$14,794	$15,134	$14,127
08/19	$14,341	$14,824	$13,684
09/19	$14,827	$15,139	$14,222
10/19	$15,175	$15,525	$14,516
11/19	$15,667	$15,957	$14,811
12/19	$16,160	$16,435	$15,262
01/20	$15,822	$16,335	$14,815
02/20	$14,446	$14,954	$13,392
03/20	$11,992	$12,975	$11,147
04/20	$13,304	$14,393	$12,123
05/20	$13,921	$15,088	$12,462
06/20	$14,038	$15,487	$12,549
07/20	$14,329	$16,228	$12,868
08/20	$15,056	$17,312	$13,465
09/20	$14,432	$16,715	$13,034
10/20	$13,967	$16,202	$12,665
11/20	$16,158	$18,274	$14,566
12/20	$16,831	$19,049	$15,084
01/21	$16,582	$18,859	$14,932
02/21	$17,232	$19,343	$15,634
03/21	$18,408	$19,986	$16,527
04/21	$18,950	$20,916	$17,048
05/21	$19,589	$21,218	$17,549
06/21	$19,165	$21,534	$17,306
07/21	$19,253	$21,920	$17,411
08/21	$19,607	$22,465	$17,694
09/21	$18,882	$21,533	$17,160
10/21	$19,804	$22,752	$17,940
11/21	$19,016	$22,254	$17,260
12/21	$20,337	$23,205	$18,395
01/22	$20,041	$21,977	$18,163
02/22	$19,402	$21,421	$17,866
03/22	$19,717	$22,009	$18,275
04/22	$18,700	$20,181	$17,365
05/22	$18,998	$20,196	$17,725
06/22	$17,418	$18,446	$16,158
07/22	$18,236	$19,911	$16,896
08/22	$17,935	$19,079	$16,376
09/22	$16,533	$17,305	$14,987
10/22	$18,028	$18,548	$16,440
11/22	$19,322	$19,837	$17,629
12/22	$18,705	$18,995	$17,195
01/23	$19,622	$20,339	$17,998
02/23	$19,197	$19,850	$17,472
03/23	$19,172	$20,463	$17,353
04/23	$19,667	$20,822	$17,685
05/23	$18,797	$20,614	$16,873
06/23	$19,874	$21,861	$17,879
07/23	$20,366	$22,595	$18,566
08/23	$19,997	$22,056	$18,053
09/23	$19,205	$21,104	$17,543
10/23	$18,816	$20,492	$16,944
11/23	$20,036	$22,413	$18,195
12/23	$21,015	$23,513	$19,175
01/24	$21,252	$23,796	$19,224
02/24	$21,470	$24,804	$19,689
03/24	$22,470	$25,601	$20,611
04/24	$22,031	$24,651	$19,911
05/24	$22,891	$25,751	$20,543
06/24	$22,602	$26,275	$20,363
07/24	$23,064	$26,738	$21,335
08/24	$23,718	$27,445	$21,940
09/24	$23,913	$27,948	$22,312
10/24	$23,467	$27,393	$21,830
11/24	$24,591	$28,650	$22,670
12/24	$23,576	$27,903	$21,374
01/25	$24,489	$28,888	$22,337
02/25	$24,611	$28,680	$22,687
03/25	$24,057	$27,403	$22,403
04/25	$23,813	$27,647	$22,097
05/25	$24,871	$29,283	$22,773
06/25	$26,046	$30,547	$23,608
07/25	$26,689	$30,940	$23,708
08/25	$27,436	$31,747	$24,558
09/25	$27,683	$32,768	$24,984
10/25	$27,641	$33,424	$24,862
11/25	$28,497	$33,519	$25,387
12/25	$28,751	$33,789	$25,818
01/26	$29,881	$34,546	$27,030
02/26	$30,401	$34,799	$27,822
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	23.52	12.02	11.76
MSCI World Index (Net)	21.33	12.46	13.28
MSCI World Value Index (Net)	22.63	12.22	10.77

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$885,794,888
Total number of portfolio holdings	84
Management services fees (represents 0.70% of Fund average net assets)	$5,788,406
Portfolio turnover for the reporting period	63%

Columbia Global Value Fund | Institutional 3 Class | ASR145_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Geographic Allocation

Table Summary
United States	72.6%
Japan	6.8%
Australia	3.1%
Switzerland	2.4%
United Kingdom	2.3%
France	2.2%
Hong Kong	1.7%
United Arab Emirates	1.5%
Greece	1.4%
Singapore	1.4%
Other	4.4%

Top Holdings

Table Summary
Alphabet, Inc., Class C	5.0%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Chase & Co.	3.8%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Citigroup, Inc.	2.5%
Walmart, Inc.	2.2%
BNP Paribas SA	2.2%
Hartford Insurance Group, Inc. (The)	2.1%

Equity Sector Allocation

Table Summary
Financials	24.7%
Communication Services	11.1%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.9%
Information Technology	8.8%
Consumer Staples	8.5%
Energy	7.2%
Utilities	4.2%
Real Estate	3.3%
Other	2.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Value Fund | Institutional 3 Class | ASR145_17_(04/26) |

Columbia Global Value Fund

Institutional Class | CEVZX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$97	0.87%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the health care, consumer staples and real estate sectors buoyed Fund relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Cameco, a Canadian uranium miner; Youngone, a Korean outerwear company; and Paladin Energy, an Australian uranium miner, were top contributors to the Fund’s relative performance during the period. Not owning UnitedHealth Group, an American health insurer, also added to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the consumer discretionary sector and smaller weightings in the materials and industrials sectors detracted from relative Fund performance during the annual period.

Individual holdings | Fund underweights in Micron Technology, an American semiconductor company, and Oracle, an American technology company, were top detractors from the Fund’s relative performance during the period. An overweight in Boston Scientific, an American medical technology company, as well as positions in Mastercard, an American payments company and Primo Brands, an American-Canadian beverage company, also detracted from the Fund’s relative performance during the period.

Columbia Global Value Fund | Institutional Class | ASR145_08_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Value Fund Institutional Class ($30,054)	MSCI World Index (Net) ($34,799)	MSCI World Value Index (Net) ($27,822)
02/16	$10,000	$10,000	$10,000
03/16	$10,673	$10,679	$10,685
04/16	$10,893	$10,848	$10,950
05/16	$10,932	$10,908	$10,969
06/16	$10,702	$10,786	$10,836
07/16	$11,002	$11,242	$11,241
08/16	$11,040	$11,251	$11,346
09/16	$11,149	$11,311	$11,376
10/16	$11,033	$11,092	$11,288
11/16	$11,333	$11,252	$11,601
12/16	$11,625	$11,521	$11,999
01/17	$11,703	$11,799	$12,159
02/17	$12,045	$12,126	$12,442
03/17	$12,187	$12,255	$12,508
04/17	$12,413	$12,437	$12,577
05/17	$12,688	$12,700	$12,687
06/17	$12,778	$12,749	$12,860
07/17	$13,162	$13,054	$13,150
08/17	$13,113	$13,072	$13,042
09/17	$13,494	$13,366	$13,436
10/17	$13,732	$13,618	$13,572
11/17	$14,059	$13,913	$13,855
12/17	$14,205	$14,102	$14,051
01/18	$14,923	$14,846	$14,650
02/18	$14,195	$14,231	$13,906
03/18	$13,987	$13,921	$13,602
04/18	$14,067	$14,081	$13,784
05/18	$14,027	$14,169	$13,595
06/18	$13,912	$14,162	$13,575
07/18	$14,441	$14,605	$14,072
08/18	$14,493	$14,785	$13,993
09/18	$14,644	$14,868	$14,125
10/18	$13,758	$13,776	$13,377
11/18	$14,029	$13,933	$13,594
12/18	$12,885	$12,873	$12,536
01/19	$13,872	$13,875	$13,437
02/19	$14,289	$14,292	$13,782
03/19	$14,353	$14,480	$13,811
04/19	$14,870	$14,993	$14,211
05/19	$13,989	$14,128	$13,317
06/19	$14,824	$15,059	$14,151
07/19	$14,732	$15,134	$14,127
08/19	$14,283	$14,824	$13,684
09/19	$14,759	$15,139	$14,222
10/19	$15,107	$15,525	$14,516
11/19	$15,594	$15,957	$14,811
12/19	$16,089	$16,435	$15,262
01/20	$15,751	$16,335	$14,815
02/20	$14,376	$14,954	$13,392
03/20	$11,933	$12,975	$11,147
04/20	$13,233	$14,393	$12,123
05/20	$13,840	$15,088	$12,462
06/20	$13,960	$15,487	$12,549
07/20	$14,253	$16,228	$12,868
08/20	$14,965	$17,312	$13,465
09/20	$14,347	$16,715	$13,034
10/20	$13,888	$16,202	$12,665
11/20	$16,058	$18,274	$14,566
12/20	$16,725	$19,049	$15,084
01/21	$16,473	$18,859	$14,932
02/21	$17,123	$19,343	$15,634
03/21	$18,300	$19,986	$16,527
04/21	$18,820	$20,916	$17,048
05/21	$19,446	$21,218	$17,549
06/21	$19,032	$21,534	$17,306
07/21	$19,131	$21,920	$17,411
08/21	$19,470	$22,465	$17,694
09/21	$18,754	$21,533	$17,160
10/21	$19,664	$22,752	$17,940
11/21	$18,868	$22,254	$17,260
12/21	$20,181	$23,205	$18,395
01/22	$19,883	$21,977	$18,163
02/22	$19,259	$21,421	$17,866
03/22	$19,567	$22,009	$18,275
04/22	$18,552	$20,181	$17,365
05/22	$18,851	$20,196	$17,725
06/22	$17,278	$18,446	$16,158
07/22	$18,088	$19,911	$16,896
08/22	$17,786	$19,079	$16,376
09/22	$16,384	$17,305	$14,987
10/22	$17,869	$18,548	$16,440
11/22	$19,147	$19,837	$17,629
12/22	$18,540	$18,995	$17,195
01/23	$19,459	$20,339	$17,998
02/23	$19,023	$19,850	$17,472
03/23	$19,010	$20,463	$17,353
04/23	$19,479	$20,822	$17,685
05/23	$18,637	$20,614	$16,873
06/23	$19,686	$21,861	$17,879
07/23	$20,169	$22,595	$18,566
08/23	$19,803	$22,056	$18,053
09/23	$19,014	$21,104	$17,543
10/23	$18,645	$20,492	$16,944
11/23	$19,851	$22,413	$18,195
12/23	$20,807	$23,513	$19,175
01/24	$21,031	$23,796	$19,224
02/24	$21,254	$24,804	$19,689
03/24	$22,246	$25,601	$20,611
04/24	$21,796	$24,651	$19,911
05/24	$22,644	$25,751	$20,543
06/24	$22,364	$26,275	$20,363
07/24	$22,817	$26,738	$21,335
08/24	$23,470	$27,445	$21,940
09/24	$23,648	$27,948	$22,312
10/24	$23,210	$27,393	$21,830
11/24	$24,323	$28,650	$22,670
12/24	$23,324	$27,903	$21,374
01/25	$24,221	$28,888	$22,337
02/25	$24,335	$28,680	$22,687
03/25	$23,808	$27,403	$22,403
04/25	$23,540	$27,647	$22,097
05/25	$24,592	$29,283	$22,773
06/25	$25,747	$30,547	$23,608
07/25	$26,389	$30,940	$23,708
08/25	$27,129	$31,747	$24,558
09/25	$27,373	$32,768	$24,984
10/25	$27,334	$33,424	$24,862
11/25	$28,156	$33,519	$25,387
12/25	$28,407	$33,789	$25,818
01/26	$29,526	$34,546	$27,030
02/26	$30,054	$34,799	$27,822
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	23.50	11.91	11.63
MSCI World Index (Net)	21.33	12.46	13.28
MSCI World Value Index (Net)	22.63	12.22	10.77

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$885,794,888
Total number of portfolio holdings	84
Management services fees (represents 0.70% of Fund average net assets)	$5,788,406
Portfolio turnover for the reporting period	63%

Columbia Global Value Fund | Institutional Class | ASR145_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Geographic Allocation

Table Summary
United States	72.6%
Japan	6.8%
Australia	3.1%
Switzerland	2.4%
United Kingdom	2.3%
France	2.2%
Hong Kong	1.7%
United Arab Emirates	1.5%
Greece	1.4%
Singapore	1.4%
Other	4.4%

Top Holdings

Table Summary
Alphabet, Inc., Class C	5.0%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Chase & Co.	3.8%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Citigroup, Inc.	2.5%
Walmart, Inc.	2.2%
BNP Paribas SA	2.2%
Hartford Insurance Group, Inc. (The)	2.1%

Equity Sector Allocation

Table Summary
Financials	24.7%
Communication Services	11.1%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.9%
Information Technology	8.8%
Consumer Staples	8.5%
Energy	7.2%
Utilities	4.2%
Real Estate	3.3%
Other	2.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Value Fund | Institutional Class | ASR145_08_(04/26) |

Columbia Overseas Core Fund

Class A | COSAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$142	1.17%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, energy and financials sectors boosted the Fund’s relative performance during the annual period.

Allocations | A smaller allocation to the communication services sector and larger allocations to the energy and information technology sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Samsung Electronics, a Korean technology company; Energy Fuels, an American rare earths and uranium company; Impala Platinum, a South African platinum miner; and an overweight in Northern Star Resources, an Australian gold miner, contributed to the Fund’s relative performance during the annual period. Not owning SAP, a German software company, was also a top contributor to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the consumer staples, real estate and communication services sectors hurt the Fund’s relative performance most during the annual period.

Allocations | Smaller weightings in the industrials and utilities sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Flutter Entertainment, an Irish-American gambling company; Primo Brands, a Canadian-American beverage company; and Burford Capital, a litigation finance company, were top detractors from the Fund’s relative performance during the annual period. An overweight in Check Point Software Technologies, an Israeli cybersecurity company, and a zero weight in ASML, a Dutch semiconductor company, were also top detractors from the Fund’s relative performance during the annual period.

Columbia Overseas Core Fund | Class A | ASR297_01_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Overseas Core Fund Class A (including sales charges) ($18,112)	MSCI EAFE Index (Net) ($19,464)
03/18	$10,000	$10,000
03/18	$9,387	$10,012
04/18	$9,444	$10,241
05/18	$9,397	$10,010
06/18	$9,218	$9,888
07/18	$9,284	$10,131
08/18	$9,057	$9,936
09/18	$9,189	$10,022
10/18	$8,492	$9,224
11/18	$8,492	$9,213
12/18	$7,923	$8,765
01/19	$8,674	$9,342
02/19	$8,902	$9,580
03/19	$8,931	$9,640
04/19	$9,130	$9,911
05/19	$8,569	$9,435
06/19	$9,056	$9,995
07/19	$8,893	$9,868
08/19	$8,807	$9,612
09/19	$9,046	$9,888
10/19	$9,381	$10,243
11/19	$9,572	$10,359
12/19	$9,906	$10,695
01/20	$9,639	$10,472
02/20	$8,861	$9,525
03/20	$7,294	$8,254
04/20	$8,072	$8,787
05/20	$8,595	$9,170
06/20	$8,884	$9,482
07/20	$9,083	$9,703
08/20	$9,491	$10,202
09/20	$9,302	$9,937
10/20	$8,894	$9,540
11/20	$10,177	$11,019
12/20	$10,738	$11,531
01/21	$10,617	$11,408
02/21	$10,970	$11,664
03/21	$11,423	$11,932
04/21	$11,685	$12,291
05/21	$12,018	$12,692
06/21	$11,689	$12,549
07/21	$11,741	$12,644
08/21	$12,091	$12,867
09/21	$11,792	$12,493
10/21	$11,864	$12,801
11/21	$11,245	$12,205
12/21	$11,741	$12,830
01/22	$11,447	$12,210
02/22	$11,121	$11,994
03/22	$10,958	$12,071
04/22	$10,219	$11,290
05/22	$10,469	$11,375
06/22	$9,417	$10,319
07/22	$9,781	$10,834
08/22	$9,472	$10,319
09/22	$8,512	$9,354
10/22	$9,030	$9,857
11/22	$10,079	$10,967
12/22	$9,958	$10,976
01/23	$10,686	$11,864
02/23	$10,355	$11,617
03/23	$10,598	$11,905
04/23	$10,841	$12,241
05/23	$10,333	$11,723
06/23	$10,717	$12,256
07/23	$11,065	$12,653
08/23	$10,852	$12,168
09/23	$10,549	$11,753
10/23	$10,156	$11,276
11/23	$10,897	$12,323
12/23	$11,474	$12,977
01/24	$11,313	$13,052
02/24	$11,324	$13,291
03/24	$11,727	$13,728
04/24	$11,451	$13,377
05/24	$12,038	$13,895
06/24	$11,758	$13,670
07/24	$12,222	$14,071
08/24	$12,617	$14,529
09/24	$12,803	$14,663
10/24	$12,234	$13,866
11/24	$12,280	$13,787
12/24	$11,852	$13,474
01/25	$12,403	$14,182
02/25	$12,654	$14,457
03/25	$12,953	$14,398
04/25	$13,456	$15,058
05/25	$14,019	$15,747
06/25	$14,687	$16,094
07/25	$14,508	$15,868
08/25	$15,250	$16,544
09/25	$15,622	$16,861
10/25	$15,706	$17,059
11/25	$15,945	$17,165
12/25	$16,331	$17,680
01/26	$17,326	$18,603
02/26	$18,112	$19,464
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class A (excluding sales charges)	43.13	10.55	8.52
Class A (including sales charges)	34.96	9.25	7.72
MSCI EAFE Index (Net)	34.63	10.78	8.70

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,021,194,322
Total number of portfolio holdings	128
Management services fees (represents 0.84% of Fund average net assets)	$7,992,678
Portfolio turnover for the reporting period	57%

Columbia Overseas Core Fund | Class A | ASR297_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	23.3%
United States	9.8%
Netherlands	8.0%
United Kingdom	6.6%
France	6.6%
Australia	5.1%
Canada	4.9%
Italy	3.1%
Greece	2.7%
Taiwan	2.6%
Other	27.0%

Top Holdings

Table Summary
AstraZeneca PLC	2.5%
Northern Star Resources Ltd.	2.3%
ING Groep NV	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.0%
Primo Brands Corp., Class A	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1.9%
AXA SA	1.9%
Shell PLC	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.8%
ASM International NV	1.8%

Equity Sector Allocation

Table Summary
Financials	19.3%
Industrials	14.4%
Information Technology	13.9%
Consumer Discretionary	9.7%
Consumer Staples	9.6%
Health Care	9.5%
Energy	8.6%
Materials	8.1%
Communication Services	2.1%
Utilities	1.4%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Core Fund | Class A | ASR297_01_(04/26) |

Columbia Overseas Core Fund

Institutional 2 Class | COSTX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$104	0.85%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, energy and financials sectors boosted the Fund’s relative performance during the annual period.

Allocations | A smaller allocation to the communication services sector and larger allocations to the energy and information technology sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Samsung Electronics, a Korean technology company; Energy Fuels, an American rare earths and uranium company; Impala Platinum, a South African platinum miner; and an overweight in Northern Star Resources, an Australian gold miner, contributed to the Fund’s relative performance during the annual period. Not owning SAP, a German software company, was also a top contributor to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the consumer staples, real estate and communication services sectors hurt the Fund’s relative performance most during the annual period.

Allocations | Smaller weightings in the industrials and utilities sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Flutter Entertainment, an Irish-American gambling company; Primo Brands, a Canadian-American beverage company; and Burford Capital, a litigation finance company, were top detractors from the Fund’s relative performance during the annual period. An overweight in Check Point Software Technologies, an Israeli cybersecurity company, and a zero weight in ASML, a Dutch semiconductor company, were also top detractors from the Fund’s relative performance during the annual period.

Columbia Overseas Core Fund | Institutional 2 Class | ASR297_15_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Overseas Core Fund Institutional 2 Class ($19,733)	MSCI EAFE Index (Net) ($19,464)
03/05/18	$10,000	$10,000
03/31/18	$9,960	$10,012
04/30/18	$10,030	$10,241
05/31/18	$9,980	$10,010
06/30/18	$9,790	$9,888
07/31/18	$9,870	$10,131
08/31/18	$9,630	$9,936
09/30/18	$9,770	$10,022
10/31/18	$9,040	$9,224
11/30/18	$9,030	$9,213
12/31/18	$8,432	$8,765
01/31/19	$9,230	$9,342
02/28/19	$9,483	$9,580
03/31/19	$9,503	$9,640
04/30/19	$9,726	$9,911
05/31/19	$9,129	$9,435
06/30/19	$9,652	$9,995
07/31/19	$9,489	$9,868
08/31/19	$9,387	$9,612
09/30/19	$9,652	$9,888
10/31/19	$10,018	$10,243
11/30/19	$10,221	$10,359
12/31/19	$10,581	$10,695
01/31/20	$10,297	$10,472
02/29/20	$9,466	$9,525
03/31/20	$7,794	$8,254
04/30/20	$8,635	$8,787
05/31/20	$9,193	$9,170
06/30/20	$9,501	$9,482
07/31/20	$9,724	$9,703
08/31/20	$10,159	$10,202
09/30/20	$9,958	$9,937
10/31/20	$9,523	$9,540
11/30/20	$10,903	$11,019
12/31/20	$11,505	$11,531
01/31/21	$11,376	$11,408
02/28/21	$11,753	$11,664
03/31/21	$12,249	$11,932
04/30/21	$12,529	$12,291
05/31/21	$12,885	$12,692
06/30/21	$12,540	$12,549
07/31/21	$12,606	$12,644
08/31/21	$12,982	$12,867
09/30/21	$12,661	$12,493
10/31/21	$12,750	$12,801
11/30/21	$12,087	$12,205
12/31/21	$12,619	$12,830
01/31/22	$12,304	$12,210
02/28/22	$11,966	$11,994
03/31/22	$11,790	$12,071
04/30/22	$10,997	$11,290
05/31/22	$11,265	$11,375
06/30/22	$10,147	$10,319
07/31/22	$10,538	$10,834
08/31/22	$10,206	$10,319
09/30/22	$9,175	$9,354
10/31/22	$9,732	$9,857
11/30/22	$10,870	$10,967
12/31/22	$10,740	$10,976
01/31/23	$11,534	$11,864
02/28/23	$11,178	$11,617
03/31/23	$11,439	$11,905
04/30/23	$11,712	$12,241
05/31/23	$11,155	$11,723
06/30/23	$11,577	$12,256
07/31/23	$11,964	$12,653
08/31/23	$11,735	$12,168
09/30/23	$11,408	$11,753
10/31/23	$10,985	$11,276
11/30/23	$11,795	$12,323
12/31/23	$12,425	$12,977
01/31/24	$12,251	$13,052
02/29/24	$12,251	$13,291
03/31/24	$12,698	$13,728
04/30/24	$12,400	$13,377
05/31/24	$13,047	$13,895
06/30/24	$12,750	$13,670
07/31/24	$13,252	$14,071
08/31/24	$13,679	$14,529
09/30/24	$13,892	$14,663
10/31/24	$13,264	$13,866
11/30/24	$13,327	$13,787
12/31/24	$12,860	$13,474
01/31/25	$13,469	$14,182
02/28/25	$13,741	$14,457
03/31/25	$14,065	$14,398
04/30/25	$14,623	$15,058
05/31/25	$15,232	$15,747
06/30/25	$15,963	$16,094
07/31/25	$15,781	$15,868
08/31/25	$16,586	$16,544
09/30/25	$17,001	$16,861
10/31/25	$17,092	$17,059
11/30/25	$17,351	$17,165
12/31/25	$17,785	$17,680
01/31/26	$18,866	$18,603
02/28/26	$19,733	$19,464
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional 2 Class	43.61	10.92	8.88
MSCI EAFE Index (Net)	34.63	10.78	8.70

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,021,194,322
Total number of portfolio holdings	128
Management services fees (represents 0.84% of Fund average net assets)	$7,992,678
Portfolio turnover for the reporting period	57%

Columbia Overseas Core Fund | Institutional 2 Class | ASR297_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	23.3%
United States	9.8%
Netherlands	8.0%
United Kingdom	6.6%
France	6.6%
Australia	5.1%
Canada	4.9%
Italy	3.1%
Greece	2.7%
Taiwan	2.6%
Other	27.0%

Top Holdings

Table Summary
AstraZeneca PLC	2.5%
Northern Star Resources Ltd.	2.3%
ING Groep NV	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.0%
Primo Brands Corp., Class A	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1.9%
AXA SA	1.9%
Shell PLC	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.8%
ASM International NV	1.8%

Equity Sector Allocation

Table Summary
Financials	19.3%
Industrials	14.4%
Information Technology	13.9%
Consumer Discretionary	9.7%
Consumer Staples	9.6%
Health Care	9.5%
Energy	8.6%
Materials	8.1%
Communication Services	2.1%
Utilities	1.4%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Core Fund | Institutional 2 Class | ASR297_15_(04/26) |

Columbia Overseas Core Fund

Institutional 3 Class | COSOX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$97	0.80%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, energy and financials sectors boosted the Fund’s relative performance during the annual period.

Allocations | A smaller allocation to the communication services sector and larger allocations to the energy and information technology sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Samsung Electronics, a Korean technology company; Energy Fuels, an American rare earths and uranium company; Impala Platinum, a South African platinum miner; and an overweight in Northern Star Resources, an Australian gold miner, contributed to the Fund’s relative performance during the annual period. Not owning SAP, a German software company, was also a top contributor to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the consumer staples, real estate and communication services sectors hurt the Fund’s relative performance most during the annual period.

Allocations | Smaller weightings in the industrials and utilities sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Flutter Entertainment, an Irish-American gambling company; Primo Brands, a Canadian-American beverage company; and Burford Capital, a litigation finance company, were top detractors from the Fund’s relative performance during the annual period. An overweight in Check Point Software Technologies, an Israeli cybersecurity company, and a zero weight in ASML, a Dutch semiconductor company, were also top detractors from the Fund’s relative performance during the annual period.

Columbia Overseas Core Fund | Institutional 3 Class | ASR297_17_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Overseas Core Fund Institutional 3 Class ($19,822)	MSCI EAFE Index (Net) ($19,464)
03/05/18	$10,000	$10,000
03/31/18	$9,960	$10,012
04/30/18	$10,030	$10,241
05/31/18	$9,980	$10,010
06/30/18	$9,800	$9,888
07/31/18	$9,870	$10,131
08/31/18	$9,630	$9,936
09/30/18	$9,770	$10,022
10/31/18	$9,040	$9,224
11/30/18	$9,040	$9,213
12/31/18	$8,436	$8,765
01/31/19	$9,236	$9,342
02/28/19	$9,489	$9,580
03/31/19	$9,509	$9,640
04/30/19	$9,731	$9,911
05/31/19	$9,134	$9,435
06/30/19	$9,658	$9,995
07/31/19	$9,495	$9,868
08/31/19	$9,404	$9,612
09/30/19	$9,658	$9,888
10/31/19	$10,025	$10,243
11/30/19	$10,228	$10,359
12/31/19	$10,583	$10,695
01/31/20	$10,310	$10,472
02/29/20	$9,478	$9,525
03/31/20	$7,803	$8,254
04/30/20	$8,646	$8,787
05/31/20	$9,214	$9,170
06/30/20	$9,513	$9,482
07/31/20	$9,736	$9,703
08/31/20	$10,172	$10,202
09/30/20	$9,981	$9,937
10/31/20	$9,534	$9,540
11/30/20	$10,916	$11,019
12/31/20	$11,525	$11,531
01/31/21	$11,395	$11,408
02/28/21	$11,784	$11,664
03/31/21	$12,270	$11,932
04/30/21	$12,562	$12,291
05/31/21	$12,918	$12,692
06/30/21	$12,573	$12,549
07/31/21	$12,629	$12,644
08/31/21	$13,016	$12,867
09/30/21	$12,695	$12,493
10/31/21	$12,784	$12,801
11/30/21	$12,120	$12,205
12/31/21	$12,649	$12,830
01/31/22	$12,333	$12,210
02/28/22	$11,993	$11,994
03/31/22	$11,818	$12,071
04/30/22	$11,022	$11,290
05/31/22	$11,291	$11,375
06/30/22	$10,171	$10,319
07/31/22	$10,563	$10,834
08/31/22	$10,230	$10,319
09/30/22	$9,196	$9,354
10/31/22	$9,767	$9,857
11/30/22	$10,895	$10,967
12/31/22	$10,777	$10,976
01/31/23	$11,573	$11,864
02/28/23	$11,204	$11,617
03/31/23	$11,466	$11,905
04/30/23	$11,739	$12,241
05/31/23	$11,192	$11,723
06/30/23	$11,622	$12,256
07/31/23	$11,997	$12,653
08/31/23	$11,767	$12,168
09/30/23	$11,452	$11,753
10/31/23	$11,016	$11,276
11/30/23	$11,828	$12,323
12/31/23	$12,465	$12,977
01/31/24	$12,291	$13,052
02/29/24	$12,303	$13,291
03/31/24	$12,740	$13,728
04/30/24	$12,453	$13,377
05/31/24	$13,089	$13,895
06/30/24	$12,793	$13,670
07/31/24	$13,309	$14,071
08/31/24	$13,737	$14,529
09/30/24	$13,939	$14,663
10/31/24	$13,322	$13,866
11/30/24	$13,385	$13,787
12/31/24	$12,923	$13,474
01/31/25	$13,522	$14,182
02/28/25	$13,808	$14,457
03/31/25	$14,134	$14,398
04/30/25	$14,680	$15,058
05/31/25	$15,292	$15,747
06/30/25	$16,040	$16,094
07/31/25	$15,845	$15,868
08/31/25	$16,666	$16,544
09/30/25	$17,083	$16,861
10/31/25	$17,174	$17,059
11/30/25	$17,434	$17,165
12/31/25	$17,880	$17,680
01/31/26	$18,965	$18,603
02/28/26	$19,822	$19,464
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional 3 Class	43.55	10.96	8.94
MSCI EAFE Index (Net)	34.63	10.78	8.70

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,021,194,322
Total number of portfolio holdings	128
Management services fees (represents 0.84% of Fund average net assets)	$7,992,678
Portfolio turnover for the reporting period	57%

Columbia Overseas Core Fund | Institutional 3 Class | ASR297_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	23.3%
United States	9.8%
Netherlands	8.0%
United Kingdom	6.6%
France	6.6%
Australia	5.1%
Canada	4.9%
Italy	3.1%
Greece	2.7%
Taiwan	2.6%
Other	27.0%

Top Holdings

Table Summary
AstraZeneca PLC	2.5%
Northern Star Resources Ltd.	2.3%
ING Groep NV	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.0%
Primo Brands Corp., Class A	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1.9%
AXA SA	1.9%
Shell PLC	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.8%
ASM International NV	1.8%

Equity Sector Allocation

Table Summary
Financials	19.3%
Industrials	14.4%
Information Technology	13.9%
Consumer Discretionary	9.7%
Consumer Staples	9.6%
Health Care	9.5%
Energy	8.6%
Materials	8.1%
Communication Services	2.1%
Utilities	1.4%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Core Fund | Institutional 3 Class | ASR297_17_(04/26) |

Columbia Overseas Core Fund

Institutional Class | COSNX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$113	0.93%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, energy and financials sectors boosted the Fund’s relative performance during the annual period.

Allocations | A smaller allocation to the communication services sector and larger allocations to the energy and information technology sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Samsung Electronics, a Korean technology company; Energy Fuels, an American rare earths and uranium company; Impala Platinum, a South African platinum miner; and an overweight in Northern Star Resources, an Australian gold miner, contributed to the Fund’s relative performance during the annual period. Not owning SAP, a German software company, was also a top contributor to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the consumer staples, real estate and communication services sectors hurt the Fund’s relative performance most during the annual period.

Allocations | Smaller weightings in the industrials and utilities sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Flutter Entertainment, an Irish-American gambling company; Primo Brands, a Canadian-American beverage company; and Burford Capital, a litigation finance company, were top detractors from the Fund’s relative performance during the annual period. An overweight in Check Point Software Technologies, an Israeli cybersecurity company, and a zero weight in ASML, a Dutch semiconductor company, were also top detractors from the Fund’s relative performance during the annual period.

Columbia Overseas Core Fund | Institutional Class | ASR297_08_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Overseas Core Fund Institutional Class ($19,617)	MSCI EAFE Index (Net) ($19,464)
03/05/18	$10,000	$10,000
03/31/18	$9,960	$10,012
04/30/18	$10,030	$10,241
05/31/18	$9,980	$10,010
06/30/18	$9,790	$9,888
07/31/18	$9,860	$10,131
08/31/18	$9,620	$9,936
09/30/18	$9,760	$10,022
10/31/18	$9,030	$9,224
11/30/18	$9,030	$9,213
12/31/18	$8,426	$8,765
01/31/19	$9,225	$9,342
02/28/19	$9,478	$9,580
03/31/19	$9,498	$9,640
04/30/19	$9,720	$9,911
05/31/19	$9,124	$9,435
06/30/19	$9,645	$9,995
07/31/19	$9,472	$9,868
08/31/19	$9,380	$9,612
09/30/19	$9,635	$9,888
10/31/19	$10,001	$10,243
11/30/19	$10,205	$10,359
12/31/19	$10,563	$10,695
01/31/20	$10,279	$10,472
02/29/20	$9,460	$9,525
03/31/20	$7,778	$8,254
04/30/20	$8,619	$8,787
05/31/20	$9,176	$9,170
06/30/20	$9,484	$9,482
07/31/20	$9,696	$9,703
08/31/20	$10,142	$10,202
09/30/20	$9,940	$9,937
10/31/20	$9,505	$9,540
11/30/20	$10,874	$11,019
12/31/20	$11,476	$11,531
01/31/21	$11,347	$11,408
02/28/21	$11,723	$11,664
03/31/21	$12,219	$11,932
04/30/21	$12,498	$12,291
05/31/21	$12,854	$12,692
06/30/21	$12,507	$12,549
07/31/21	$12,573	$12,644
08/31/21	$12,948	$12,867
09/30/21	$12,628	$12,493
10/31/21	$12,717	$12,801
11/30/21	$12,055	$12,205
12/31/21	$12,579	$12,830
01/31/22	$12,264	$12,210
02/28/22	$11,927	$11,994
03/31/22	$11,752	$12,071
04/30/22	$10,960	$11,290
05/31/22	$11,228	$11,375
06/30/22	$10,112	$10,319
07/31/22	$10,502	$10,834
08/31/22	$10,171	$10,319
09/30/22	$9,142	$9,354
10/31/22	$9,698	$9,857
11/30/22	$10,834	$10,967
12/31/22	$10,704	$10,976
01/31/23	$11,484	$11,864
02/28/23	$11,129	$11,617
03/31/23	$11,389	$11,905
04/30/23	$11,662	$12,241
05/31/23	$11,106	$11,723
06/30/23	$11,532	$12,256
07/31/23	$11,917	$12,653
08/31/23	$11,676	$12,168
09/30/23	$11,363	$11,753
10/31/23	$10,941	$11,276
11/30/23	$11,737	$12,323
12/31/23	$12,370	$12,977
01/31/24	$12,196	$13,052
02/29/24	$12,196	$13,291
03/31/24	$12,630	$13,728
04/30/24	$12,345	$13,377
05/31/24	$12,977	$13,895
06/30/24	$12,680	$13,670
07/31/24	$13,193	$14,071
08/31/24	$13,605	$14,529
09/30/24	$13,818	$14,663
10/31/24	$13,205	$13,866
11/30/24	$13,255	$13,787
12/31/24	$12,796	$13,474
01/31/25	$13,403	$14,182
02/28/25	$13,674	$14,457
03/31/25	$13,997	$14,398
04/30/25	$14,539	$15,058
05/31/25	$15,146	$15,747
06/30/25	$15,872	$16,094
07/31/25	$15,691	$15,868
08/31/25	$16,493	$16,544
09/30/25	$16,906	$16,861
10/31/25	$16,997	$17,059
11/30/25	$17,255	$17,165
12/31/25	$17,692	$17,680
01/31/26	$18,754	$18,603
02/28/26	$19,617	$19,464
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional Class	43.47	10.85	8.80
MSCI EAFE Index (Net)	34.63	10.78	8.70

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,021,194,322
Total number of portfolio holdings	128
Management services fees (represents 0.84% of Fund average net assets)	$7,992,678
Portfolio turnover for the reporting period	57%

Columbia Overseas Core Fund | Institutional Class | ASR297_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	23.3%
United States	9.8%
Netherlands	8.0%
United Kingdom	6.6%
France	6.6%
Australia	5.1%
Canada	4.9%
Italy	3.1%
Greece	2.7%
Taiwan	2.6%
Other	27.0%

Top Holdings

Table Summary
AstraZeneca PLC	2.5%
Northern Star Resources Ltd.	2.3%
ING Groep NV	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.0%
Primo Brands Corp., Class A	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1.9%
AXA SA	1.9%
Shell PLC	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.8%
ASM International NV	1.8%

Equity Sector Allocation

Table Summary
Financials	19.3%
Industrials	14.4%
Information Technology	13.9%
Consumer Discretionary	9.7%
Consumer Staples	9.6%
Health Care	9.5%
Energy	8.6%
Materials	8.1%
Communication Services	2.1%
Utilities	1.4%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Core Fund | Institutional Class | ASR297_08_(04/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Mr. Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	February 28, 2026	February 28, 2025	February 28, 2026	February 28, 2025
Audit fees (a)	65,648	63,846	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	36,231	32,804	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	392,000	474,000

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1)Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Global Value Fund
Annual Financial Statements and Additional Information
February 28, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Global Value Fund | 2026

Portfolio of Investments
February 28, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Australia 3.1%
Northern Star Resources Ltd.	854,404	18,728,329
Paladin Energy Ltd.(a)	930,589	8,867,312
Total		27,595,641
Canada 0.8%
NexGen Energy Ltd.(a)	545,704	6,974,097
Finland 0.8%
UPM-Kymmene OYJ	219,534	6,991,109
France 2.2%
BNP Paribas SA	170,422	19,135,272
Greece 1.4%
National Bank of Greece SA	782,571	12,729,831
Hong Kong 1.7%
WH Group Ltd.	11,905,593	14,974,440
Italy 1.0%
BPER Banca SPA	602,195	8,481,276
Japan 6.8%
Daiwabo Holdings Co., Ltd.	630,900	12,908,111
Iyogin Holdings, Inc.	343,100	7,436,361
Macnica Holdings, Inc.	573,300	10,132,259
ORIX Corp.	321,601	11,287,906
Sankyo Co., Ltd.	537,700	7,579,982
Shimamura Co., Ltd.	490,500	11,281,019
Total		60,625,638
Kazakhstan 0.2%
Kaspi.KZ JSC, ADR(a)	22,498	1,588,134
Netherlands 0.5%
Prosus NV, Class N(a)	81,839	4,206,561
Russian Federation —%
Lukoil PJSC(a),(b),(c),(d),(e)	48,225	—
Singapore 1.4%
Venture Corp., Ltd.	989,900	12,222,985
South Korea 1.1%
Youngone Corp.	138,734	9,314,546
Switzerland 2.4%
Common Stocks (continued)
Issuer	Shares	Value ($)
Nestlé SA, Registered Shares	54,825	5,990,204
TE Connectivity PLC	68,119	15,677,588
Total		21,667,792
United Arab Emirates 1.5%
Emaar Properties PJSC	3,101,325	13,687,439
United Kingdom 2.3%
BP PLC, ADR	260,038	10,105,077
TP Icap Group PLC	3,098,006	10,576,184
Total		20,681,261
United States 72.0%
Alphabet, Inc., Class C	142,953	44,519,853
Amazon.com, Inc.(a)	38,813	8,150,730
Ameren Corp.	117,062	13,260,783
AT&T, Inc.	590,748	16,546,851
Bank of America Corp.	451,769	22,511,649
Boston Scientific Corp.(a)	81,693	6,278,107
Cencora, Inc.	22,605	8,412,225
Charles Schwab Corp. (The)	167,962	15,989,982
Cintas Corp.	48,687	9,792,416
Citigroup, Inc.	198,482	21,870,732
Colgate-Palmolive Co.	80,915	8,021,913
Danaher Corp.	44,269	9,324,822
Diversified Energy Co.	299,499	4,121,106
DTE Energy Co.	82,679	12,256,335
Eaton Corp. PLC	37,932	14,259,397
Eli Lilly & Co.	5,778	6,078,398
Entergy Corp.	112,961	12,099,253
Equinix, Inc.	15,631	15,228,658
Gap, Inc. (The)	415,920	11,662,397
General Dynamics Corp.	43,570	15,556,669
General Motors Co.	126,995	9,995,776
Goldman Sachs Group, Inc. (The)	25,830	22,202,693
Hartford Insurance Group, Inc. (The)	135,224	19,043,596
Hilton Worldwide Holdings, Inc.	21,861	6,815,823
Illumina, Inc.(a)	40,559	5,453,563
Insmed, Inc.(a)	27,338	4,082,384
Intuitive Surgical, Inc.(a)	15,125	7,615,589
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Jazz Pharmaceuticals PLC(a)	77,386	14,704,888
JPMorgan Chase & Co.	113,443	34,066,933
Lam Research Corp.	18,918	4,424,731
MasterCard, Inc., Class A	22,762	11,772,734
Merck & Co., Inc.	111,968	13,863,878
Meta Platforms, Inc., Class A	56,864	36,858,108
Micron Technology, Inc.	33,306	13,734,395
Microsoft Corp.	22,513	8,841,756
NIKE, Inc., Class B	139,304	8,661,923
nVent Electric PLC	81,938	9,698,182
Parker-Hannifin Corp.	16,746	16,899,728
Primo Brands Corp., Class A(f)	604,797	13,716,796
Procter & Gamble Co. (The)	78,206	13,076,043
Republic Services, Inc.	54,207	12,413,403
Shell PLC	569,156	23,837,889
TJX Companies, Inc. (The)	79,444	12,842,917
Valero Energy Corp.	50,501	10,334,525
Vertex Pharmaceuticals, Inc.(a)	15,283	7,593,053
Common Stocks (continued)
Issuer	Shares	Value ($)
Walmart, Inc.	149,870	19,175,866
Total		637,669,448
Total Common Stocks (Cost $655,092,946)		878,545,470

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $186,684)	173,376

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(g),(h)	4,865,893	4,864,919
Total Money Market Funds (Cost $4,864,321)		4,864,919
Total Investments in Securities (Cost $660,143,951)		883,583,765
Other Assets & Liabilities, Net		2,211,123
Net Assets		$885,794,888
At February 28, 2026, securities and/or cash totaling $3,142,012 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,846,149 USD	12,080,000 CAD	Barclays	03/31/2026	20,693	—
29,199,648 USD	24,680,000 EUR	Citi	03/31/2026	8,078	—
14,968,199 USD	145,910,000 NOK	Citi	03/31/2026	374,706	—
4,401,815 USD	6,319,000 AUD	HSBC	03/31/2026	94,570	—
3,173,243,000 JPY	20,347,040 USD	JPMorgan	03/31/2026	—	(23,545)
3,368,000 CHF	4,376,615 USD	Morgan Stanley	03/31/2026	—	(19,487)
2,923,000 NZD	1,771,195 USD	Morgan Stanley	03/31/2026	15,705	—
25,822,000 SGD	20,356,760 USD	Morgan Stanley	03/31/2026	—	(103,556)
17,596,303 USD	12,949,000 GBP	Morgan Stanley	03/31/2026	—	(144,012)
1,770,782 USD	1,367,000 CHF	State Street	03/31/2026	13,503	—
15,726,000 SEK	1,745,467 USD	Wells Fargo	03/31/2026	472	—
Total				527,727	(290,600)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	1,536,390	774	20.00	03/18/2026	186,684	173,376

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Primo Brands Corp.	Morgan Stanley	USD	(2,742,012)	(1,209)	25.00	03/20/2026	(20,234)	(27,203)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/27/2022	48,225	4,239,605	—

(d)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(e)	Valuation based on significant unobservable inputs.
(f)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(h)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	5,855,748	146,482,796	(147,473,359)	(266)	4,864,919	(1,331)	267,341	4,865,893
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	27,595,641	—	27,595,641
Canada	6,974,097	—	—	6,974,097
Finland	—	6,991,109	—	6,991,109
France	—	19,135,272	—	19,135,272
Greece	—	12,729,831	—	12,729,831
Hong Kong	14,974,440	—	—	14,974,440
Italy	—	8,481,276	—	8,481,276
Japan	—	60,625,638	—	60,625,638
Kazakhstan	1,588,134	—	—	1,588,134
Netherlands	—	4,206,561	—	4,206,561
Russian Federation	—	—	0 *	0 *
Singapore	—	12,222,985	—	12,222,985
South Korea	—	9,314,546	—	9,314,546
Switzerland	15,677,588	5,990,204	—	21,667,792
United Arab Emirates	—	13,687,439	—	13,687,439
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
United Kingdom	10,105,077	10,576,184	—	20,681,261
United States	613,831,559	23,837,889	—	637,669,448
Total Common Stocks	663,150,895	215,394,575	0 *	878,545,470
Call Option Contracts Purchased	173,376	—	—	173,376
Money Market Funds	4,864,919	—	—	4,864,919
Total Investments in Securities	668,189,190	215,394,575	0 *	883,583,765
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	527,727	—	527,727
Liability
Forward Foreign Currency Exchange Contracts	—	(290,600)	—	(290,600)
Call Option Contracts Written	(27,203)	—	—	(27,203)
Total	668,161,987	215,631,702	0 *	883,793,689

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $655,092,946)	$878,545,470
Affiliated issuers (cost $4,864,321)	4,864,919
Option contracts purchased (cost $186,684)	173,376
Cash	20,239
Foreign currency (cost $12)	11
Cash collateral held at broker for:
Other(a)	400,000
Unrealized appreciation on forward foreign currency exchange contracts	527,727
Receivable for:
Investments sold	1,317,455
Capital shares sold	103,530
Dividends	1,031,202
Foreign tax reclaims	93,083
Prepaid expenses	3,605
Deferred compensation of board members	73,058
Total assets	887,153,675
Liabilities
Option contracts written, at value (premiums received $20,234)	27,203
Unrealized depreciation on forward foreign currency exchange contracts	290,600
Payable for:
Capital shares redeemed	477,505
Management services fees	16,992
Distribution and/or service fees	4,970
Transfer agent fees	57,088
Compensation of chief compliance officer	137
Compensation of board members	2,191
Other expenses	64,307
Deferred compensation of board members	417,794
Total liabilities	1,358,787
Net assets applicable to outstanding capital stock	$885,794,888
Represented by
Paid in capital	695,737,685
Total distributable earnings (loss)	190,057,203
Total - representing net assets applicable to outstanding capital stock	$885,794,888
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

Statement of Assets and Liabilities (continued)
February 28, 2026
Class A
Net assets	$697,108,531
Shares outstanding	49,152,816
Net asset value per share	$14.18
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.05
Class C
Net assets	$3,328,509
Shares outstanding	240,703
Net asset value per share	$13.83
Institutional Class
Net assets	$114,544,621
Shares outstanding	8,046,564
Net asset value per share	$14.24
Institutional 2 Class
Net assets	$8,545,212
Shares outstanding	602,876
Net asset value per share	$14.17
Institutional 3 Class
Net assets	$19,183,197
Shares outstanding	1,425,946
Net asset value per share	$13.45
Class R
Net assets	$6,496,097
Shares outstanding	460,284
Net asset value per share	$14.11
Class S
Net assets	$36,588,721
Shares outstanding	2,569,719
Net asset value per share	$14.24

(a)	Includes collateral related to option contracts purchased and option contracts written.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Statement of Operations
Year Ended February 28, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$21,764,968
Dividends — affiliated issuers	267,341
European Union tax reclaim	557,521
Foreign taxes withheld	(741,108)
Total income	21,848,722
Expenses:
Management services fees	5,788,406
Distribution and/or service fees
Class A	1,625,289
Class C	36,743
Class R	30,846
Transfer agent fees
Class A	695,467
Class C	3,947
Institutional Class	111,738
Institutional 2 Class	4,999
Institutional 3 Class	1,178
Class R	6,592
Class S	36,521
Custodian fees	69,431
Printing and postage fees	62,935
Registration fees	130,244
Accounting services fees	34,828
Legal fees	28,625
Interest on interfund lending	1,166
Compensation of chief compliance officer	126
Compensation of board members	19,372
Deferred compensation of board members	51,413
Other	95,823
Total expenses	8,835,689
Expense reduction	(3,396)
Total net expenses	8,832,293
Net investment income	13,016,429
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	83,953,522
Investments — affiliated issuers	(1,331)
Foreign currency translations	(16,325)
Forward foreign currency exchange contracts	1,206,545
Option contracts purchased	(272,549)
Option contracts written	255,109
Net realized gain	85,124,971
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	74,868,608
Investments — affiliated issuers	(266)
Foreign currency translations	9,376
Forward foreign currency exchange contracts	1,563,206
Option contracts purchased	(13,308)
Option contracts written	(6,969)
Net change in unrealized appreciation (depreciation)	76,420,647
Net realized and unrealized gain	161,545,618
Net increase in net assets resulting from operations	$174,562,047
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

Statement of Changes in Net Assets

	Year Ended February 28, 2026	Year Ended February 28, 2025
Operations
Net investment income	$13,016,429	$13,133,281
Net realized gain	85,124,971	42,578,215
Net change in unrealized appreciation (depreciation)	76,420,647	53,521,878
Net increase in net assets resulting from operations	174,562,047	109,233,374
Distributions to shareholders
Net investment income and net realized gains
Class A	(63,882,479)	(62,558,133)
Advisor Class	—	(302,509)
Class C	(318,978)	(519,861)
Institutional Class	(10,569,739)	(12,126,951)
Institutional 2 Class	(842,927)	(924,684)
Institutional 3 Class	(1,931,781)	(1,878,215)
Class R	(599,754)	(583,921)
Class S	(3,416,888)	(1,410,104)
Total distributions to shareholders	(81,562,546)	(80,304,378)
Decrease in net assets from capital stock activity	(19,232,167)	(20,985,990)
Total increase in net assets	73,767,334	7,943,006
Net assets at beginning of year	812,027,554	804,084,548
Net assets at end of year	$885,794,888	$812,027,554
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	February 28, 2026		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	779,009	10,304,813	815,366	10,237,206
Distributions reinvested	4,539,602	59,925,042	4,767,341	58,518,498
Shares redeemed	(6,347,340)	(84,456,040)	(6,570,289)	(83,347,696)
Net decrease	(1,028,729)	(14,226,185)	(987,582)	(14,591,992)
Advisor Class
Shares sold	—	—	54,129	690,660
Distributions reinvested	—	—	20,675	258,777
Shares redeemed	—	—	(530,011)	(6,990,377)
Net decrease	—	—	(455,207)	(6,040,940)
Class C
Shares sold	29,489	387,032	10,435	129,191
Distributions reinvested	24,282	313,123	42,888	515,542
Shares redeemed	(175,336)	(2,258,123)	(249,213)	(3,092,867)
Net decrease	(121,565)	(1,557,968)	(195,890)	(2,448,134)
Institutional Class
Shares sold	1,055,170	14,187,958	1,070,739	13,833,603
Distributions reinvested	702,995	9,308,103	879,280	10,848,977
Shares redeemed	(1,660,665)	(22,071,457)	(4,548,471)	(58,492,991)
Net increase (decrease)	97,500	1,424,604	(2,598,452)	(33,810,411)
Institutional 2 Class
Shares sold	187,962	2,458,762	189,264	2,408,860
Distributions reinvested	64,081	842,830	75,375	924,294
Shares redeemed	(404,524)	(5,440,076)	(212,462)	(2,683,675)
Net increase (decrease)	(152,481)	(2,138,484)	52,177	649,479
Institutional 3 Class
Shares sold	387,477	4,883,496	469,236	5,687,595
Distributions reinvested	149,552	1,872,539	158,619	1,858,302
Shares redeemed	(680,630)	(8,756,476)	(456,433)	(5,543,414)
Net increase (decrease)	(143,601)	(2,000,441)	171,422	2,002,483
Class R
Shares sold	105,050	1,405,028	91,350	1,155,201
Distributions reinvested	45,589	599,463	47,751	583,921
Shares redeemed	(152,157)	(2,045,549)	(187,404)	(2,354,715)
Net decrease	(1,518)	(41,058)	(48,303)	(615,593)
Class S
Shares sold	24,316	321,597	2,699,766	34,973,292
Distributions reinvested	257,953	3,416,888	116,249	1,410,104
Shares redeemed	(330,738)	(4,431,120)	(197,827)	(2,514,278)
Net increase (decrease)	(48,469)	(692,635)	2,618,188	33,869,118
Total net decrease	(1,398,863)	(19,232,167)	(1,443,647)	(20,985,990)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

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Columbia Global Value Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2026	$12.72	0.20 (c)	2.61	2.81	(0.30)	(1.05)	(1.35)
Year Ended 2/28/2025	$12.31	0.20 (c)	1.47	1.67	(0.29)	(0.97)	(1.26)
Year Ended 2/29/2024	$11.77	0.24 (c)	1.05	1.29	(0.25)	(0.50)	(0.75)
Year Ended 2/28/2023	$12.91	0.19	(0.46)	(0.27)	(0.18)	(0.69)	(0.87)
Year Ended 2/28/2022	$12.87	0.21	1.35	1.56	(0.33)	(1.19)	(1.52)
Class C
Year Ended 2/28/2026	$12.43	0.11 (c)	2.54	2.65	(0.20)	(1.05)	(1.25)
Year Ended 2/28/2025	$12.06	0.11 (c)	1.42	1.53	(0.19)	(0.97)	(1.16)
Year Ended 2/29/2024	$11.54	0.15 (c)	1.04	1.19	(0.17)	(0.50)	(0.67)
Year Ended 2/28/2023	$12.67	0.11	(0.46)	(0.35)	(0.09)	(0.69)	(0.78)
Year Ended 2/28/2022	$12.66	0.11	1.32	1.43	(0.23)	(1.19)	(1.42)
Institutional Class
Year Ended 2/28/2026	$12.76	0.24 (c)	2.62	2.86	(0.33)	(1.05)	(1.38)
Year Ended 2/28/2025	$12.35	0.24 (c)	1.46	1.70	(0.32)	(0.97)	(1.29)
Year Ended 2/29/2024	$11.80	0.27 (c)	1.06	1.33	(0.28)	(0.50)	(0.78)
Year Ended 2/28/2023	$12.95	0.22	(0.47)	(0.25)	(0.21)	(0.69)	(0.90)
Year Ended 2/28/2022	$12.90	0.24	1.37	1.61	(0.37)	(1.19)	(1.56)
Institutional 2 Class
Year Ended 2/28/2026	$12.71	0.25 (c)	2.60	2.85	(0.34)	(1.05)	(1.39)
Year Ended 2/28/2025	$12.31	0.23 (c)	1.47	1.70	(0.33)	(0.97)	(1.30)
Year Ended 2/29/2024	$11.77	0.27 (c)	1.06	1.33	(0.29)	(0.50)	(0.79)
Year Ended 2/28/2023	$12.91	0.27	(0.50)	(0.23)	(0.22)	(0.69)	(0.91)
Year Ended 2/28/2022	$12.87	0.25	1.36	1.61	(0.38)	(1.19)	(1.57)
Institutional 3 Class
Year Ended 2/28/2026	$12.13	0.24 (c)	2.48	2.72	(0.35)	(1.05)	(1.40)
Year Ended 2/28/2025	$11.80	0.23 (c)	1.40	1.63	(0.33)	(0.97)	(1.30)
Year Ended 2/29/2024	$11.31	0.27 (c)	1.02	1.29	(0.30)	(0.50)	(0.80)
Year Ended 2/28/2023	$12.45	0.22	(0.44)	(0.22)	(0.23)	(0.69)	(0.92)
Year Ended 2/28/2022	$12.46	0.25	1.32	1.57	(0.39)	(1.19)	(1.58)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2026	$14.18	23.10%	1.12% (d)	1.12% (d),(e)	1.53% (c)	63%	$697,109
Year Ended 2/28/2025	$12.72	14.26%	1.12% (f)	1.12% (e),(f)	1.55% (c)	59%	$638,194
Year Ended 2/29/2024	$12.31	11.39%	1.13% (d),(f)	1.13% (d),(e),(f)	2.02% (c)	59%	$630,038
Year Ended 2/28/2023	$11.77	(1.40% )	1.13% (f)	1.13% (e),(f)	1.65%	52%	$633,847
Year Ended 2/28/2022	$12.91	12.13%	1.11% (f)	1.11% (e),(f)	1.52%	48%	$710,822
Class C
Year Ended 2/28/2026	$13.83	22.23%	1.87% (d)	1.87% (d),(e)	0.86% (c)	63%	$3,329
Year Ended 2/28/2025	$12.43	13.34%	1.86% (f)	1.86% (e),(f)	0.86% (c)	59%	$4,503
Year Ended 2/29/2024	$12.06	10.60%	1.88% (d),(f)	1.88% (d),(e),(f)	1.30% (c)	59%	$6,729
Year Ended 2/28/2023	$11.54	(2.13% )	1.88% (f)	1.87% (e),(f)	0.92%	52%	$8,527
Year Ended 2/28/2022	$12.67	11.24%	1.85% (f)	1.85% (e),(f)	0.82%	48%	$11,556
Institutional Class
Year Ended 2/28/2026	$14.24	23.50%	0.87% (d)	0.87% (d),(e)	1.77% (c)	63%	$114,545
Year Ended 2/28/2025	$12.76	14.49%	0.87% (f)	0.87% (e),(f)	1.86% (c)	59%	$101,434
Year Ended 2/29/2024	$12.35	11.73%	0.88% (d),(f)	0.88% (d),(e),(f)	2.28% (c)	59%	$130,262
Year Ended 2/28/2023	$11.80	(1.22% )	0.88% (f)	0.88% (e),(f)	1.91%	52%	$136,608
Year Ended 2/28/2022	$12.95	12.47%	0.85% (f)	0.85% (e),(f)	1.77%	48%	$155,962
Institutional 2 Class
Year Ended 2/28/2026	$14.17	23.49%	0.81% (d)	0.81% (d)	1.90% (c)	63%	$8,545
Year Ended 2/28/2025	$12.71	14.53%	0.81% (f)	0.81% (f)	1.84% (c)	59%	$9,602
Year Ended 2/29/2024	$12.31	11.75%	0.82% (d),(f)	0.82% (d),(f)	2.33% (c)	59%	$8,655
Year Ended 2/28/2023	$11.77	(1.06% )	0.78% (f)	0.78% (f)	2.26%	52%	$8,990
Year Ended 2/28/2022	$12.91	12.48%	0.79% (f)	0.79% (f)	1.81%	48%	$72,299
Institutional 3 Class
Year Ended 2/28/2026	$13.45	23.52%	0.77% (d)	0.77% (d)	1.91% (c)	63%	$19,183
Year Ended 2/28/2025	$12.13	14.63%	0.76% (f)	0.76% (f)	1.89% (c)	59%	$19,035
Year Ended 2/29/2024	$11.80	11.84%	0.77% (d),(f)	0.77% (d),(f)	2.35% (c)	59%	$16,495
Year Ended 2/28/2023	$11.31	(1.05% )	0.76% (f)	0.76% (f)	1.94%	52%	$13,349
Year Ended 2/28/2022	$12.45	12.59%	0.70% (f)	0.70% (f)	1.90%	48%	$9,462
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 2/28/2026	$12.66	0.17 (c)	2.60	2.77	(0.27)	(1.05)	(1.32)
Year Ended 2/28/2025	$12.26	0.17 (c)	1.46	1.63	(0.26)	(0.97)	(1.23)
Year Ended 2/29/2024	$11.72	0.21 (c)	1.06	1.27	(0.23)	(0.50)	(0.73)
Year Ended 2/28/2023	$12.87	0.16	(0.47)	(0.31)	(0.15)	(0.69)	(0.84)
Year Ended 2/28/2022	$12.83	0.18	1.35	1.53	(0.30)	(1.19)	(1.49)
Class S
Year Ended 2/28/2026	$12.76	0.24 (c)	2.62	2.86	(0.33)	(1.05)	(1.38)
Year Ended 2/28/2025(g)	$12.94	0.06 (c)	0.30	0.36	(0.07)	(0.47)	(0.54)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 2/28/2026
Class A	0.01	0.07
Class C	0.01	0.07
Institutional Class	0.01	0.07
Institutional 2 Class	0.01	0.07
Institutional 3 Class	0.01	0.07
Class R	0.01	0.07
Class S	0.01	0.07
Year Ended 2/28/2025
Class A	0.01	0.10
Class C	0.01	0.10
Institutional Class	0.01	0.10
Institutional 2 Class	0.01	0.10
Institutional 3 Class	0.01	0.10
Class R	0.01	0.10
Class S	lessthan 0.01	0.10
Year Ended 2/29/2024
Class A	0.02	0.13
Class C	0.01	0.13
Institutional Class	0.02	0.13
Institutional 2 Class	0.02	0.13
Institutional 3 Class	0.01	0.13
Class R	0.01	0.13

(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interest on collateral expense which is less than 0.01%.
(g)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 2/28/2026	$14.11	22.82%	1.37% (d)	1.37% (d),(e)	1.26% (c)	63%	$6,496
Year Ended 2/28/2025	$12.66	13.94%	1.37% (f)	1.37% (e),(f)	1.32% (c)	59%	$5,847
Year Ended 2/29/2024	$12.26	11.16%	1.38% (d),(f)	1.38% (d),(e),(f)	1.77% (c)	59%	$6,255
Year Ended 2/28/2023	$11.72	(1.74% )	1.38% (f)	1.38% (e),(f)	1.39%	52%	$6,407
Year Ended 2/28/2022	$12.87	11.92%	1.32% (f)	1.32% (e),(f)	1.34%	48%	$7,132
Class S
Year Ended 2/28/2026	$14.24	23.49%	0.87% (d)	0.87% (d),(e)	1.78% (c)	63%	$36,589
Year Ended 2/28/2025 (g)	$12.76	2.98%	0.89% (f)	0.89% (f)	1.24% (c)	59%	$33,413
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Notes to Financial Statements
February 28, 2026
Note 1. Organization
Columbia Global Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may
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Notes to Financial Statements (continued)
February 28, 2026
also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate

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Notes to Financial Statements (continued)
February 28, 2026
payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options
Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Option contracts purchased	173,376
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	527,727
Total		701,103

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	27,203
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	290,600
Total		317,803

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Notes to Financial Statements (continued)
February 28, 2026
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended February 28, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(272,549)	255,109	(17,440)
Foreign exchange risk	1,206,545	—	—	1,206,545
Total	1,206,545	(272,549)	255,109	1,189,105

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(13,308)	(6,969)	(20,277)
Foreign exchange risk	1,563,206	—	—	1,563,206
Total	1,563,206	(13,308)	(6,969)	1,542,929
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended February 28, 2026:
Derivative instrument	Average value ($)
Option contracts purchased	40,700
Option contracts written	(42,597)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,403,596	(1,174,241)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of February 28, 2026:
	Barclays	Citi	HSBC	JPMorgan	Morgan Stanley(a)	Morgan Stanley(a)	State Street	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$20,693	382,784	94,570	-	15,705	-	13,503	472	527,727
Call option contracts purchased	-	-	-	-	-	173,376	-	-	173,376
Total assets	20,693	382,784	94,570	-	15,705	173,376	13,503	472	701,103
Liabilities
Forward foreign currency exchange contracts	-	-	-	23,545	267,055	-	-	-	290,600
Call option contracts written	-	-	-	-	-	27,203	-	-	27,203
Total liabilities	-	-	-	23,545	267,055	27,203	-	-	317,803
Total financial and derivative net assets	20,693	382,784	94,570	(23,545)	(251,350)	146,173	13,503	472	383,300
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-	-
Net amount (c)	$20,693	382,784	94,570	(23,545)	(251,350)	146,173	13,503	472	383,300

Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The effective management services fee rate for the year ended February 28, 2026 was 0.70% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended February 28, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.11
Class S	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $3,396.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $736,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	64,163
Class C	—	1.00 (b)	32

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2025 through June 30, 2026 (%)	Prior to July 1, 2025 (%)
Class A	1.17	1.17
Class C	1.92	1.92
Institutional Class	0.92	0.92
Institutional 2 Class	0.87	0.86
Institutional 3 Class	0.82	0.81
Class R	1.42	1.42
Class S	0.92	0.92
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, passive foreign investment company (pfic) holdings, capital loss carryforwards, trustees’ deferred compensation and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
6,355,436	(9,416,436)	3,061,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2026			Year Ended February 28, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
18,894,627	62,667,919	81,562,546	19,098,230	61,206,148	80,304,378
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
17,631,418	19,328,692	(49,265,973)	202,780,586
At February 28, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
681,013,103	212,006,670	(9,226,084)	202,780,586
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended February 28, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(3,811,982)	(45,453,991)	(49,265,973)	873,936
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $520,939,055 and $607,310,640, respectively, for the year ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,214,286	4.94	7
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended February 28, 2026.
Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 39.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse

Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Global Value Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Global Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Global Value Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Global Value Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
49.47%	26.38%	1.23%	$80,279,084
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Global Value Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Global Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN145_02_T01_(04/26)

Columbia Overseas Core Fund
Annual Financial Statements and Additional Information
February 28, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Overseas Core Fund | 2026

Portfolio of Investments
February 28, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.8%
Issuer	Shares	Value ($)
Australia 5.1%
Northern Star Resources Ltd.	1,075,200	23,568,124
Paladin Energy Ltd.(a)	1,240,400	11,819,409
Santos Ltd.	2,375,858	11,449,645
Whitehaven Coal Ltd.	881,723	4,896,163
Total		51,733,341
Austria 0.6%
Kontron AG	235,770	6,497,754
Belgium 0.3%
Galapagos NV, ADR(a)	90,697	3,052,861
Brazil 0.4%
Cosan SA(a)	3,075,737	3,779,800
Canada 4.9%
Celestica, Inc.(a)	16,281	4,520,094
Finning International, Inc.	155,145	10,459,393
Kraken Robotics, Inc.(a)	268,827	1,675,180
NexGen Energy Ltd.(a)	559,294	7,147,777
Pan American Silver Corp.(b)	104,349	7,168,776
Vermilion Energy, Inc.	449,242	4,838,336
Whitecap Resources, Inc.	1,467,392	14,651,867
Total		50,461,423
China 1.8%
Ping An Insurance Group Co. of China Ltd., Class H	2,156,000	18,650,791
Denmark 1.6%
ISS A/S	320,777	11,407,610
Novo Nordisk A/S, Class B	133,591	5,052,885
Total		16,460,495
Finland 1.8%
Nokia OYJ	847,090	6,501,433
UPM-Kymmene OYJ	359,946	11,462,561
Total		17,963,994
Common Stocks (continued)
Issuer	Shares	Value ($)
France 6.6%
AXA SA	387,906	18,969,419
Cie de Saint-Gobain SA	96,966	9,826,704
Eiffage SA	80,440	13,871,281
Exail Technologies SA	18,654	2,741,986
Sanofi SA	140,225	13,714,196
TotalEnergies SE	98,803	7,914,279
Total		67,037,865
Germany 2.5%
Duerr AG	125,130	3,597,438
Fresenius Medical Care AG	155,632	7,249,340
KION Group AG	127,623	8,661,610
Siemens AG, Registered Shares	20,177	5,834,056
Total		25,342,444
Greece 2.7%
JUMBO SA	362,799	10,639,919
National Bank of Greece SA	1,017,671	16,554,127
Total		27,194,046
Hong Kong 2.3%
BOC Hong Kong Holdings Ltd.	2,493,000	14,259,358
WH Group Ltd.	7,009,902	8,816,811
Total		23,076,169
Ireland 1.1%
AIB Group PLC	1,104,059	11,459,911
Israel 1.4%
Check Point Software Technologies Ltd.(a)	94,288	14,338,376
Italy 3.1%
Avio SpA	110,476	4,635,056
BPER Banca SPA	391,984	5,520,678
Buzzi SpA	222,160	12,808,281
PRADA SpA	1,574,200	8,923,998
Total		31,888,013
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 23.3%
Amano Corp.	174,100	4,561,874
Anycolor, Inc.	198,500	4,916,568
Furuno Electric Co., Ltd.	59,000	2,990,003
Hitachi Ltd.	312,400	10,227,136
IHI Corp.	105,900	2,897,173
ITOCHU Corp.	869,100	12,583,547
Kakaku.com, Inc.	316,100	3,485,004
Kinden Corp.	185,300	10,046,714
Macnica Holdings, Inc.	614,000	10,851,574
MatsukiyoCocokara & Co.	742,600	12,311,282
Mitsubishi UFJ Financial Group, Inc.	964,700	17,908,697
Niterra Co., Ltd.	197,000	9,934,133
Nomura Holdings, Inc.	1,026,000	9,525,451
Otsuka Corp.	286,300	5,774,090
Sankyo Co., Ltd.	820,000	11,559,578
Sanwa Holdings Corp.	244,200	6,462,634
SCREEN Holdings Co., Ltd.	60,500	8,819,527
Shimamura Co., Ltd.	464,400	10,680,745
Ship Healthcare Holdings, Inc.	286,500	5,048,899
Sumitomo Corp.	125,300	5,320,633
Sumitomo Metal Mining Co., Ltd.	148,300	12,044,647
Suzuken Co., Ltd.	272,100	11,477,952
Taisei Corp.	61,700	8,017,064
TBS Holdings, Inc.	347,100	13,133,962
TOPPAN Holdings, Inc.	250,100	8,567,112
Toyota Tsusho Corp.	268,600	12,006,584
USS Co., Ltd.	600,000	7,287,684
Total		238,440,267
Kazakhstan 0.6%
Kaspi.KZ JSC, ADR(a)	88,456	6,244,109
Netherlands 8.0%
ASM International NV	21,629	18,241,630
ASR Nederland NV	203,954	14,819,876
ING Groep NV	783,442	22,604,600
Koninklijke Ahold Delhaize NV	218,227	10,770,688
Prosus NV, Class N(a)	306,150	15,736,244
Total		82,173,038
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 1.4%
Norsk Hydro ASA	782,546	7,260,797
SalMar ASA	120,095	7,202,662
Total		14,463,459
Poland 1.9%
Powszechna Kasa Oszczednosci Bank Polski SA	746,169	19,332,245
Russian Federation —%
Lukoil PJSC(a),(c),(d),(e),(f)	33,398	—
Singapore 0.7%
Venture Corp., Ltd.	608,700	7,516,043
South Africa 0.8%
Impala Platinum Holdings Ltd.	378,200	8,401,972
South Korea 1.4%
Samsung Electronics Co., Ltd.	49,378	7,390,471
Youngone Corp.	107,146	7,193,741
Total		14,584,212
Spain 1.4%
Endesa SA	339,421	13,847,093
Switzerland 2.1%
Landis+Gyr Group AG(a)	74,511	5,086,771
Nestlé SA, Registered Shares	40,096	4,380,907
Novartis AG, Registered Shares	69,328	11,656,938
Total		21,124,616
Taiwan 2.6%
Parade Technologies Ltd.	329,000	5,677,833
Taiwan Semiconductor Manufacturing Co., Ltd.	329,000	20,529,006
Total		26,206,839
Turkey 0.5%
Akbank T.A.S.	2,241,615	4,609,122
United Arab Emirates 1.3%
Emaar Properties PJSC	3,046,693	13,446,326
United Kingdom 6.6%
AstraZeneca PLC	120,936	25,209,109
Imperial Brands PLC	201,087	9,006,459
JD Sports Fashion PLC	5,574,864	6,141,413
Marks & Spencer Group PLC	3,402,810	18,191,742
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Overseas Core Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
TP Icap Group PLC	2,679,718	9,148,204
Total		67,696,927
United States 8.0%
ACADIA Pharmaceuticals, Inc.(a)	70,899	1,741,279
Burford Capital Ltd.	542,553	4,579,147
Energy Fuels, Inc.(a),(b)	321,503	6,854,444
Flutter Entertainment PLC(a)	67,765	7,192,577
Galaxy Digital, Inc., Class A(a)	120,672	2,484,637
Jazz Pharmaceuticals PLC(a)	30,098	5,719,222
JBS NV, Class A(a)	435,321	7,352,572
Primo Brands Corp., Class A(b)	894,621	20,290,004
Roche Holding AG, Genusschein Shares	14,828	7,056,667
Shell PLC	445,594	18,662,758
Total		81,933,307
Total Common Stocks (Cost $681,683,219)		988,956,858

Exchange-Traded Equity Funds 1.4%
	Shares	Value ($)
United States 1.4%
iShares MSCI EAFE ETF	131,927	13,902,467
Total Exchange-Traded Equity Funds (Cost $13,723,130)		13,902,467

Preferred Stocks 1.1%
Issuer	Shares	Value ($)
South Korea 1.1%
Samsung Electronics Co., Ltd.	114,017	11,451,814
Total Preferred Stocks (Cost $6,342,999)		11,451,814

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $211,287)	196,224

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(g),(h)	3,616,810	3,616,087
Total Money Market Funds (Cost $3,615,726)		3,616,087
Total Investments in Securities (Cost $705,576,361)		1,018,123,450
Other Assets & Liabilities, Net		3,070,872
Net Assets		$1,021,194,322
At February 28, 2026, securities and/or cash totaling $10,855,944 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
70,798,000 CAD	51,845,169 USD	Barclays	03/31/2026	—	(121,274)
12,929,737 USD	116,217,000 SEK	Barclays	03/31/2026	—	(34,014)
35,900,897 USD	30,344,000 EUR	Citi	03/31/2026	9,934	—
7,938,859 USD	77,388,000 NOK	Citi	03/31/2026	198,737	—
14,250,000 PLN	3,984,932 USD	HSBC	03/31/2026	—	(2,834)
34,727,600 USD	49,853,000 AUD	HSBC	03/31/2026	746,100	—
1,472,000 GBP	1,988,507 USD	JPMorgan	03/31/2026	4,587	—
5,131,418,000 JPY	32,902,985 USD	JPMorgan	03/31/2026	—	(38,075)
34,855,703,000 KRW	23,837,034 USD	Morgan Stanley	03/31/2026	—	(387,261)
10,123,000 SGD	7,980,462 USD	Morgan Stanley	03/31/2026	—	(40,597)
315,945,000 TWD	9,967,348 USD	Morgan Stanley	03/31/2026	—	(118,137)
56,520,428 USD	41,593,000 GBP	Morgan Stanley	03/31/2026	—	(462,575)
1,683,000 EUR	1,988,070 USD	State Street	03/31/2026	—	(3,690)
21,545,000 NZD	12,957,055 USD	State Street	03/31/2026	17,602	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
26,933,501 USD	20,792,000 CHF	State Street	03/31/2026	205,379	—
18,871,000 DKK	2,990,508 USD	UBS	03/31/2026	764	—
Total				1,183,103	(1,208,457)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	1,738,860	876	20.00	03/18/2026	211,287	196,224

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Energy Fuels, Inc.	Morgan Stanley	USD	(1,711,996)	(803)	30.00	03/20/2026	(48,635)	(23,287)
Energy Fuels, Inc.	Morgan Stanley	USD	(1,711,996)	(803)	28.00	03/20/2026	(73,552)	(34,931)
Pan American Silver Corp.	Morgan Stanley	USD	(1,428,960)	(208)	75.00	03/20/2026	(31,507)	(39,000)
Pan American Silver Corp.	Morgan Stanley	USD	(1,428,960)	(208)	70.00	03/20/2026	(54,388)	(70,720)
Primo Brands Corp.	Morgan Stanley	USD	(4,057,452)	(1,789)	25.00	03/20/2026	(29,941)	(40,252)
Total							(238,023)	(208,190)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-02/02/2022	33,398	2,752,771	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(h)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	1,846,914	222,071,773	(220,302,676)	76	3,616,087	518	195,107	3,616,810
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Overseas Core Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
7

Portfolio of Investments (continued)
February 28, 2026
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	51,733,341	—	51,733,341
Austria	—	6,497,754	—	6,497,754
Belgium	3,052,861	—	—	3,052,861
Brazil	3,779,800	—	—	3,779,800
Canada	50,461,423	—	—	50,461,423
China	—	18,650,791	—	18,650,791
Denmark	—	16,460,495	—	16,460,495
Finland	—	17,963,994	—	17,963,994
France	—	67,037,865	—	67,037,865
Germany	—	25,342,444	—	25,342,444
Greece	10,639,919	16,554,127	—	27,194,046
Hong Kong	8,816,811	14,259,358	—	23,076,169
Ireland	—	11,459,911	—	11,459,911
Israel	14,338,376	—	—	14,338,376
Italy	—	31,888,013	—	31,888,013
Japan	12,311,282	226,128,985	—	238,440,267
Kazakhstan	6,244,109	—	—	6,244,109
Netherlands	10,770,688	71,402,350	—	82,173,038
Norway	—	14,463,459	—	14,463,459
Poland	—	19,332,245	—	19,332,245
Russian Federation	—	—	0 *	0 *
Singapore	—	7,516,043	—	7,516,043
South Africa	—	8,401,972	—	8,401,972
South Korea	—	14,584,212	—	14,584,212
Spain	—	13,847,093	—	13,847,093
Switzerland	—	21,124,616	—	21,124,616
Taiwan	—	26,206,839	—	26,206,839
Turkey	—	4,609,122	—	4,609,122
United Arab Emirates	—	13,446,326	—	13,446,326
United Kingdom	25,209,109	42,487,818	—	67,696,927
United States	56,213,882	25,719,425	—	81,933,307
Total Common Stocks	201,838,260	787,118,598	0 *	988,956,858
Exchange-Traded Equity Funds	13,902,467	—	—	13,902,467
Preferred Stocks
South Korea	—	11,451,814	—	11,451,814
Total Preferred Stocks	—	11,451,814	—	11,451,814
Call Option Contracts Purchased	196,224	—	—	196,224
Money Market Funds	3,616,087	—	—	3,616,087
Total Investments in Securities	219,553,038	798,570,412	0 *	1,018,123,450
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,183,103	—	1,183,103
Liability
Forward Foreign Currency Exchange Contracts	—	(1,208,457)	—	(1,208,457)
Call Option Contracts Written	(208,190)	—	—	(208,190)
Total	219,344,848	798,545,058	0 *	1,017,889,906

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Overseas Core Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Fair value measurements   (continued)
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
9

Statement of Assets and Liabilities
February 28, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $701,749,348)	$1,014,311,139
Affiliated issuers (cost $3,615,726)	3,616,087
Option contracts purchased (cost $211,287)	196,224
Cash	27,256
Cash collateral held at broker for:
Forward foreign currency exchange contracts	514,000
Unrealized appreciation on forward foreign currency exchange contracts	1,183,103
Receivable for:
Investments sold	4,000,943
Capital shares sold	127,518
Dividends	1,335,804
Foreign tax reclaims	1,849,226
Expense reimbursement due from Investment Manager	3,101
Prepaid expenses	3,691
Total assets	1,027,168,092
Liabilities
Option contracts written, at value (premiums received $238,023)	208,190
Unrealized depreciation on forward foreign currency exchange contracts	1,208,457
Payable for:
Investments purchased	3,592,108
Capital shares redeemed	669,357
Management services fees	23,349
Distribution and/or service fees	502
Transfer agent fees	41,563
Compensation of chief compliance officer	153
Compensation of board members	2,292
Other expenses	95,523
Deferred compensation of board members	132,276
Total liabilities	5,973,770
Net assets applicable to outstanding capital stock	$1,021,194,322
Represented by
Paid in capital	690,502,032
Total distributable earnings (loss)	330,692,290
Total - representing net assets applicable to outstanding capital stock	$1,021,194,322
Class A
Net assets	$74,272,343
Shares outstanding	5,369,994
Net asset value per share	$13.83
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.67
Institutional Class
Net assets	$401,286,825
Shares outstanding	28,954,384
Net asset value per share	$13.86
Institutional 2 Class
Net assets	$2,132,461
Shares outstanding	153,658
Net asset value per share	$13.88
Institutional 3 Class
Net assets	$543,502,693
Shares outstanding	39,145,248
Net asset value per share	$13.88
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Overseas Core Fund  | 2026

Statement of Operations
Year Ended February 28, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$32,222,827
Dividends — affiliated issuers	195,107
European Union tax reclaim	511,255
Foreign taxes withheld	(2,909,360)
Total income	30,019,829
Expenses:
Management services fees	7,992,678
Distribution and/or service fees
Class A	148,037
Transfer agent fees
Class A	75,593
Institutional Class	448,019
Institutional 2 Class	849
Institutional 3 Class	22,767
Custodian fees	186,103
Printing and postage fees	28,766
Registration fees	70,878
Accounting services fees	41,488
Legal fees	30,686
Interest on collateral	12,856
Interest on interfund lending	7,732
Compensation of chief compliance officer	141
Compensation of board members	20,626
Deferred compensation of board members	25,253
Other	209,238
Total expenses	9,321,710
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,007,871)
Expense reduction	(20)
Total net expenses	8,313,819
Net investment income	21,706,010
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	118,240,043
Investments — affiliated issuers	518
Foreign currency translations	(94,938)
Forward foreign currency exchange contracts	14,040,724
Option contracts purchased	119,990
Option contracts written	1,234,589
Net realized gain	133,540,926
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	194,409,278
Investments — affiliated issuers	76
Foreign currency translations	207,048
Forward foreign currency exchange contracts	(299,413)
Option contracts purchased	(15,063)
Option contracts written	12,184
Foreign capital gains tax	881
Net change in unrealized appreciation (depreciation)	194,314,991
Net realized and unrealized gain	327,855,917
Net increase in net assets resulting from operations	$349,561,927
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
11

Statement of Changes in Net Assets

	Year Ended February 28, 2026	Year Ended February 28, 2025
Operations
Net investment income	$21,706,010	$21,002,039
Net realized gain	133,540,926	46,574,933
Net change in unrealized appreciation (depreciation)	194,314,991	36,107,435
Net increase in net assets resulting from operations	349,561,927	103,684,407
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,601,686)	(1,741,025)
Advisor Class	—	(1,644)
Institutional Class	(32,027,986)	(11,534,096)
Institutional 2 Class	(173,185)	(30,233)
Institutional 3 Class	(47,228,595)	(22,730,479)
Class R	—	(116)
Total distributions to shareholders	(85,031,452)	(36,037,593)
Decrease in net assets from capital stock activity	(161,959,659)	(14,860,952)
Total increase in net assets	102,570,816	52,785,862
Net assets at beginning of year	918,623,506	865,837,644
Net assets at end of year	$1,021,194,322	$918,623,506
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Overseas Core Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	February 28, 2026		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,160,856	14,004,735	257,693	2,633,686
Distributions reinvested	432,828	5,369,843	169,088	1,716,668
Shares redeemed	(545,783)	(6,739,706)	(806,325)	(8,349,387)
Net increase (decrease)	1,047,901	12,634,872	(379,544)	(3,999,033)
Advisor Class
Distributions reinvested	—	—	144	1,455
Shares redeemed	—	—	(18,459)	(193,673)
Net decrease	—	—	(18,315)	(192,218)
Class C
Shares redeemed	—	—	(124,147)	(1,225,588)
Net decrease	—	—	(124,147)	(1,225,588)
Institutional Class
Shares sold	3,371,600	41,279,848	6,677,512	69,436,136
Distributions reinvested	2,577,252	32,020,296	1,134,245	11,531,470
Shares redeemed	(6,878,424)	(84,229,473)	(5,322,478)	(56,100,674)
Net increase (decrease)	(929,572)	(10,929,329)	2,489,279	24,866,932
Institutional 2 Class
Shares sold	74,844	966,923	27,603	285,443
Distributions reinvested	13,915	173,185	2,955	30,099
Shares redeemed	(30,114)	(392,908)	(29,172)	(299,861)
Net increase	58,645	747,200	1,386	15,681
Institutional 3 Class
Shares sold	238,864	3,094,845	103,638	1,068,477
Distributions reinvested	3,795,769	47,228,595	2,231,972	22,730,343
Shares redeemed	(17,268,264)	(214,735,842)	(5,532,446)	(58,122,262)
Net decrease	(13,233,631)	(164,412,402)	(3,196,836)	(34,323,442)
Class R
Shares redeemed	—	—	(315)	(3,284)
Net decrease	—	—	(315)	(3,284)
Total net decrease	(13,056,657)	(161,959,659)	(1,228,492)	(14,860,952)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2026	$10.57	0.22 (c)	4.20	4.42	(0.63)	(0.53)	(1.16)
Year Ended 2/28/2025	$9.83	0.21 (c)	0.93	1.14	(0.40)	—	(0.40)
Year Ended 2/29/2024	$9.38	0.18	0.69	0.87	(0.42)	—	(0.42)
Year Ended 2/28/2023	$10.23	0.16	(0.88)	(0.72)	—	(0.13)	(0.13)
Year Ended 2/28/2022	$10.89	0.17	0.02 (g)	0.19	(0.27)	(0.58)	(0.85)
Institutional Class
Year Ended 2/28/2026	$10.59	0.27 (c)	4.19	4.46	(0.66)	(0.53)	(1.19)
Year Ended 2/28/2025	$9.84	0.24 (c)	0.93	1.17	(0.42)	—	(0.42)
Year Ended 2/29/2024	$9.41	0.21	0.68	0.89	(0.46)	—	(0.46)
Year Ended 2/28/2023	$10.24	0.19	(0.89)	(0.70)	—	(0.13)	(0.13)
Year Ended 2/28/2022	$10.89	0.19	0.04 (g)	0.23	(0.30)	(0.58)	(0.88)
Institutional 2 Class
Year Ended 2/28/2026	$10.60	0.24 (c)	4.24	4.48	(0.67)	(0.53)	(1.20)
Year Ended 2/28/2025	$9.85	0.25 (c)	0.93	1.18	(0.43)	—	(0.43)
Year Ended 2/29/2024	$9.43	0.21	0.68	0.89	(0.47)	—	(0.47)
Year Ended 2/28/2023	$10.25	0.16	(0.85)	(0.69)	—	(0.13)	(0.13)
Year Ended 2/28/2022	$10.90	0.20	0.04 (g)	0.24	(0.31)	(0.58)	(0.89)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Overseas Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2026	$13.83	43.13%	1.28% (d),(e)	1.17% (d),(e),(f)	1.81% (c)	57%	$74,272
Year Ended 2/28/2025	$10.57	11.74%	1.27% (d),(e)	1.21% (d),(e)	2.05% (c)	45%	$45,690
Year Ended 2/29/2024	$9.83	9.36%	1.30% (d),(e)	1.22% (d),(e),(f)	1.90%	42%	$46,194
Year Ended 2/28/2023	$9.38	(6.89% )	1.28% (d),(e)	1.22% (d),(e),(f)	1.74%	60%	$47,250
Year Ended 2/28/2022	$10.23	1.38%	1.27% (d),(e)	1.22% (d),(e),(f)	1.47%	43%	$55,723
Institutional Class
Year Ended 2/28/2026	$13.86	43.47%	1.03% (d),(e)	0.93% (d),(e),(f)	2.16% (c)	57%	$401,287
Year Ended 2/28/2025	$10.59	12.11%	1.03% (d),(e)	0.96% (d),(e)	2.27% (c)	45%	$316,426
Year Ended 2/29/2024	$9.84	9.59%	1.05% (d),(e)	0.97% (d),(e),(f)	2.14%	42%	$269,598
Year Ended 2/28/2023	$9.41	(6.68% )	1.03% (d),(e)	0.97% (d),(e),(f)	2.05%	60%	$286,669
Year Ended 2/28/2022	$10.24	1.73%	1.02% (d),(e)	0.97% (d),(e),(f)	1.68%	43%	$275,013
Institutional 2 Class
Year Ended 2/28/2026	$13.88	43.61%	0.97% (d),(e)	0.85% (d),(e)	1.93% (c)	57%	$2,132
Year Ended 2/28/2025	$10.60	12.17%	0.96% (d),(e)	0.90% (d),(e)	2.41% (c)	45%	$1,007
Year Ended 2/29/2024	$9.85	9.59%	0.98% (d),(e)	0.90% (d),(e)	2.16%	42%	$923
Year Ended 2/28/2023	$9.43	(6.58% )	0.97% (d),(e)	0.90% (d),(e)	1.78%	60%	$850
Year Ended 2/28/2022	$10.25	1.81%	0.95% (d),(e)	0.90% (d),(e)	1.77%	43%	$454
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
15

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 2/28/2026	$10.61	0.30 (c)	4.18	4.48	(0.68)	(0.53)	(1.21)
Year Ended 2/28/2025	$9.86	0.25 (c)	0.93	1.18	(0.43)	—	(0.43)
Year Ended 2/29/2024	$9.43	0.22	0.69	0.91	(0.48)	—	(0.48)
Year Ended 2/28/2023	$10.25	0.19	(0.88)	(0.69)	—	(0.13)	(0.13)
Year Ended 2/28/2022	$10.91	0.21	0.03 (g)	0.24	(0.32)	(0.58)	(0.90)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 2/28/2026
Class A	0.01	0.05
Institutional Class	0.01	0.05
Institutional 2 Class	0.01	0.05
Institutional 3 Class	0.01	0.05
Year Ended 2/28/2025
Class A	0.02	0.23
Institutional Class	0.02	0.23
Institutional 2 Class	0.02	0.23
Institutional 3 Class	0.02	0.23

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Overseas Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 2/28/2026	$13.88	43.55%	0.91% (d),(e)	0.80% (d),(e)	2.40% (c)	57%	$543,503
Year Ended 2/28/2025	$10.61	12.23%	0.90% (d),(e)	0.83% (d),(e)	2.42% (c)	45%	$555,500
Year Ended 2/29/2024	$9.86	9.81%	0.92% (d),(e)	0.84% (d),(e)	2.27%	42%	$547,726
Year Ended 2/28/2023	$9.43	(6.58% )	0.90% (d),(e)	0.85% (d),(e)	2.13%	60%	$521,856
Year Ended 2/28/2022	$10.25	1.78%	0.89% (d),(e)	0.84% (d),(e)	1.85%	43%	$666,445
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
17

Notes to Financial Statements
February 28, 2026
Note 1. Organization
Columbia Overseas Core Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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February 28, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may
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Notes to Financial Statements (continued)
February 28, 2026
also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate
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February 28, 2026
payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options
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Notes to Financial Statements (continued)
February 28, 2026
written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Option contracts purchased	196,224
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,183,103
Total		1,379,327

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	208,190
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,208,457
Total		1,416,647
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Notes to Financial Statements (continued)
February 28, 2026
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended February 28, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	119,990	1,234,589	1,354,579
Foreign exchange risk	14,040,724	—	—	14,040,724
Total	14,040,724	119,990	1,234,589	15,395,303

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(15,063)	12,184	(2,879)
Foreign exchange risk	(299,413)	—	—	(299,413)
Total	(299,413)	(15,063)	12,184	(302,292)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended February 28, 2026:
Derivative instrument	Average value ($)
Option contracts purchased	99,301
Option contracts written	(169,256)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	3,483,008	(2,403,741)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of February 28, 2026:
	Barclays	Citi	HSBC	JPMorgan	Morgan Stanley(a)	Morgan Stanley(a)	State Street	UBS	Total
Assets
Forward foreign currency exchange contracts	$-	208,671	746,100	4,587	-	-	222,981	764	1,183,103
Call option contracts purchased	-	-	-	-	196,224	-	-	-	196,224
Total assets	-	208,671	746,100	4,587	196,224	-	222,981	764	1,379,327
Liabilities
Forward foreign currency exchange contracts	155,288	-	2,834	38,075	-	1,008,570	3,690	-	1,208,457
Call option contracts written	-	-	-	-	208,190	-	-	-	208,190
Total liabilities	155,288	-	2,834	38,075	208,190	1,008,570	3,690	-	1,416,647
Total financial and derivative net assets	(155,288)	208,671	743,266	(33,488)	(11,966)	(1,008,570)	219,291	764	(37,320)
Total collateral received (pledged) (b)	-	-	-	-	(11,966)	(514,000)	-	-	(525,966)
Net amount (c)	$(155,288)	208,671	743,266	(33,488)	-	(494,570)	219,291	764	488,646

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Notes to Financial Statements (continued)
February 28, 2026
(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
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Notes to Financial Statements (continued)
February 28, 2026
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.62% as the Fund’s net assets increase. The effective management services fee rate for the year ended February 28, 2026 was 0.84% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
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Notes to Financial Statements (continued)
February 28, 2026
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended February 28, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	98,187

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
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Notes to Financial Statements (continued)
February 28, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2025 through June 30, 2026 (%)	Prior to July 1, 2025 (%)
Class A	1.16	1.22
Institutional Class	0.91	0.97
Institutional 2 Class	0.84	0.90
Institutional 3 Class	0.79	0.84
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, passive foreign investment company (pfic) holdings, former pfic holdings, trustees’ deferred compensation, non-deductible expenses and foreign capital gains tax. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
24,324,481	(24,324,481)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2026			Year Ended February 28, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
47,447,896	37,583,556	85,031,452	36,037,593	—	36,037,593
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
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Notes to Financial Statements (continued)
February 28, 2026
At February 28, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
21,296,547	43,742,333	—	265,641,150
At February 28, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
752,248,756	285,930,913	(20,289,763)	265,641,150
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended February 28, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
—	—	—	28,681,011
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $538,416,989 and $748,260,235, respectively, for the year ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
28
Columbia Overseas Core Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	5,750,000	4.68	10
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Overseas Core Fund  | 2026
29

Notes to Financial Statements (continued)
February 28, 2026
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 83.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
30
Columbia Overseas Core Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Overseas Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Overseas Core Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Overseas Core Fund  | 2026
31

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
36.89%	$85,392,183	$2,544,252	$0.03	$31,758,076	$0.43
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
32
Columbia Overseas Core Fund  | 2026

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Columbia Overseas Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN297_02_T01_(04/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust II

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	April 22, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	April 22, 2026